                       STAG VARIABLE LIFE PRODUCT PORTFOLIO
                                     1999
[LOGO]


                         HARTFORD LIFE INSURANCE COMPANY
                    HARTFORD LIFE & ANNUITY INSURANCE COMPANY




                             SEPARATE ACCOUNTS AND
                            HARTFORD HLS MUTUAL FUNDS


                                ANNUAL REPORT

 Table of Contents
--------------------------------------------------------------------------------

Letter to Clients.................................      1
Performance Summary...............................      2
Investment Review.................................      3

Hartford Life Insurance Company Separate Account
 Financial Statements for:
    Separate Account Variable Life One............     16
    Separate Account Variable Life Two............     30
    Separate Account One..........................     44

Hartford Life and Annuity Insurance Company
 Separate Account Financial Statements for:
    Separate Account Variable Life One............     52
    Separate Account Variable Life Two............     66

Hartford HLS Mutual Funds Financial Statements
 for:
    Hartford Bond Income Strategy HLS Fund........   MF-1
    Hartford Stock HLS Fund.......................   MF-6
    Hartford Money Market HLS Fund................   MF-8
    Hartford Advisers HLS Fund....................  MF-10
    Hartford Capital Appreciation HLS Fund........  MF-15
    Hartford Mortgage Securities HLS Fund.........  MF-18
    Hartford Index HLS Fund.......................  MF-20
    Hartford International Opportunities HLS
     Fund.........................................  MF-26
    Hartford Dividend and Growth HLS Fund.........  MF-30
    Hartford International Advisers HLS Fund......  MF-32
    Hartford Small Company HLS Fund...............  MF-39
    Hartford MidCap HLS Fund......................  MF-41
    Hartford Growth and Income HLS Fund...........  MF-43
    Hartford High Yield HLS Fund..................  MF-45
    Hartford Global Leaders HLS Fund..............  MF-49

 A Message From The President
--------------------------------------------------------------------------------

Dear Policyholder,

As 1999 drew to a close, there were daily reminders in the media and elsewhere about the dawn of the new millennium. One of my favorites was a line that said, "There are now three things in life that can't be avoided -- death, taxes and the year 2000."

The hoopla is over now and the year 2000 is finally here. And with it comes new challenges as well as new opportunities. At Hartford Life, we look forward to the future with great confidence and enthusiasm.

Our confidence is fueled by what we accomplished over the last decade of the 20th century. We grew into an industry powerhouse -- the nation's third largest life insurance group (Sheshunoff Information Services, 1998) and the number one provider of variable annuities (VARDS 9/99), with almost $89 billion in assets at year's end.

Although it's now a new century, Hartford Life will continue to be guided by the old standards that have served our variable life insurance policyholders so well in the past.

- Financially strong companies to back the death benefit protection provided by the life insurance policy.

- Distribution and Service support to help meet the complex needs of our customers, while striving to exceed their expectations.

- An investment strategy that's rooted in the stock market and focused on the long-term -- because we know it's our long-term performance that's the true measuring stick of our value to investors.

  But we don't intend to simply rest on our laurels. We know we must push our standards even higher. Among other things, we are improving our technology to make it even easier to do business with Hartford Life.

  We remain committed to helping you reach your financial goals in 2000 and beyond. And we intend to work even harder to retain your confidence and your business. Thanks for continuing to be a Hartford Life variable life insurance policyholder.

                                                                          [LOGO]
                                   Lon A. Smith
                                 PRESIDENT & CEO
                               Hartford Life, Inc.

  NOTE: PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

                                                                          [LOGO]

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                     MONEY MARKET
                                                       BOND FUND      STOCK FUND         FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    ------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 18,599,285
    Cost $19,333,868
      Market Value................................    $18,485,123        --              --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 10,177,147
    Cost $48,640,156
      Market Value................................        --         $72,740,016         --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 22,848,052
    Cost $22,848,052
      Market Value................................        --             --          $22,848,052
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 13,453,423
    Cost $31,687,173
      Market Value................................        --             --              --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 13,323,038
    Cost $52,858,628
      Market Value................................        --             --              --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 2,542,832
    Cost $2,711,678
      Market Value................................        --             --              --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 9,105,763
    Cost $24,525,644
      Market Value................................        --             --              --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 11,944,948
    Cost $15,654,730
      Market Value................................        --             --              --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 11,420,548
    Cost $21,262,462
      Market Value................................        --             --              --
  Due from Hartford Life Insurance Company........         6,692          76,112         --
  Receivable from fund shares sold................        --             --            1,272,035
                                                      -----------    -----------     -----------
  Total Assets....................................    18,491,815      72,816,128      24,120,087
                                                      -----------    -----------     -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --             --            1,270,848
  Payable for fund shares purchased...............         6,715          76,185         --
                                                      -----------    -----------     -----------
  Total Liabilities...............................         6,715          76,185       1,270,848
                                                      -----------    -----------     -----------
  Net Assets (variable life contract
   liabilities)...................................    $18,485,100    $72,739,943     $22,849,239
                                                      ===========    ===========     ===========
  Units Owned by Participants.....................    12,701,237      19,353,316      16,706,104
  Unit Values.....................................    $ 1.455378     $  3.758526     $  1.367718

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 16
              ----------------------------------------------------

                                                                        CAPITAL           MORTGAGE
                                                   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                   -------------   -----------------   ---------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 18,599,285
    Cost $19,333,868
      Market Value................................      --               --                 --               --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 10,177,147
    Cost $48,640,156
      Market Value................................      --               --                 --               --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 22,848,052
    Cost $22,848,052
      Market Value................................      --               --                 --               --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 13,453,423
    Cost $31,687,173
      Market Value................................  $39,886,360          --                 --               --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 13,323,038
    Cost $52,858,628
      Market Value................................      --            $81,209,088           --               --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 2,542,832
    Cost $2,711,678
      Market Value................................      --               --               $2,643,254         --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 9,105,763
    Cost $24,525,644
      Market Value................................      --               --                 --           $38,142,036
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 11,944,948
    Cost $15,654,730
      Market Value................................      --               --                 --               --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 11,420,548
    Cost $21,262,462
      Market Value................................      --               --                 --               --
  Due from Hartford Life Insurance Company........       19,634            29,928           --                17,026
  Receivable from fund shares sold................      --               --                 --               --
                                                    -----------       -----------         ----------     -----------
  Total Assets....................................   39,905,994        81,239,016          2,643,254      38,159,062
                                                    -----------       -----------         ----------     -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........      --               --                        7         --
  Payable for fund shares purchased...............       19,658            30,097           --                16,991
                                                    -----------       -----------         ----------     -----------
  Total Liabilities...............................       19,658            30,097                  7          16,991
                                                    -----------       -----------         ----------     -----------
  Net Assets (variable life contract
   liabilities)...................................  $39,886,336       $81,208,919         $2,643,247     $38,142,071
                                                    ===========       ===========         ==========     ===========
  Units Owned by Participants.....................   14,860,631        23,952,141          1,808,038      10,641,936
  Unit Values.....................................  $  2.684027       $  3.390466         $ 1.461942     $  3.584129

                                                      INTERNATIONAL      DIVIDEND AND
                                                    OPPORTUNITIES FUND   GROWTH FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 18,599,285
    Cost $19,333,868
      Market Value................................        --                 --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 10,177,147
    Cost $48,640,156
      Market Value................................        --                 --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 22,848,052
    Cost $22,848,052
      Market Value................................        --                 --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 13,453,423
    Cost $31,687,173
      Market Value................................        --                 --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 13,323,038
    Cost $52,858,628
      Market Value................................        --                 --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 2,542,832
    Cost $2,711,678
      Market Value................................        --                 --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 9,105,763
    Cost $24,525,644
      Market Value................................        --                 --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 11,944,948
    Cost $15,654,730
      Market Value................................     $22,407,947           --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 11,420,548
    Cost $21,262,462
      Market Value................................        --             $24,540,793
  Due from Hartford Life Insurance Company........          12,126            34,037
  Receivable from fund shares sold................        --                 --
                                                       -----------       -----------
  Total Assets....................................      22,420,073        24,574,830
                                                       -----------       -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --                 --
  Payable for fund shares purchased...............          12,171            33,998
                                                       -----------       -----------
  Total Liabilities...............................          12,171            33,998
                                                       -----------       -----------
  Net Assets (variable life contract
   liabilities)...................................     $22,407,902       $24,540,832
                                                       ===========       ===========
  Units Owned by Participants.....................       9,429,518        10,014,941
  Unit Values.....................................     $  2.376357       $  2.450422

            ---------------------------------------------------- 17
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS Fund -
     Class IA
    Shares 239,374
    Cost $313,340
      Market Value................................    $  342,699          --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 105,433
    Cost $127,834
      Market Value................................        --          $   147,257
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 872,212
    Cost $1,396,566
      Market Value................................        --              --
    Hartford MidCap HLS Fund, Inc. - Class IA
    Shares 663,622
    Cost $1,094,205
      Market Value................................        --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 703,207
    Cost $15,421,868
      Market Value................................        --              --
    Fidelity VIP Overseas Portfolio
    Shares 227,189
    Cost $4,430,420
      Market Value................................        --              --
    Fidelity VIP II Asset Manager Portfolio
    Shares 158,060
    Cost $2,627,413
      Market Value................................        --              --
  Due from Hartford Life Insurance Company........        --              --
  Receivable from fund shares sold................        --              --
                                                      ----------      -----------
  Total Assets....................................       342,699          147,257
                                                      ----------      -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --              --
  Payable for fund shares purchased...............        --              --
                                                      ----------      -----------
  Total Liabilities...............................        --              --
                                                      ----------      -----------
  Net Assets (variable life contract
   liabilities)...................................    $  342,699      $   147,257
                                                      ==========      ===========
  Units Owned by Participants.....................       244,405          118,675
  Unit Values.....................................    $ 1.402176      $  1.240838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 18
              ----------------------------------------------------

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS Fund -
     Class IA
    Shares 239,374
    Cost $313,340
      Market Value................................      --             --              --             --              --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 105,433
    Cost $127,834
      Market Value................................      --             --              --             --              --
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 872,212
    Cost $1,396,566
      Market Value................................   $1,908,206        --              --             --              --
    Hartford MidCap HLS Fund, Inc. - Class IA
    Shares 663,622
    Cost $1,094,205
      Market Value................................      --         $ 1,362,746         --             --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 703,207
    Cost $15,421,868
      Market Value................................      --             --          $18,079,454        --              --
    Fidelity VIP Overseas Portfolio
    Shares 227,189
    Cost $4,430,420
      Market Value................................      --             --              --          $6,234,055         --
    Fidelity VIP II Asset Manager Portfolio
    Shares 158,060
    Cost $2,627,413
      Market Value................................      --             --              --             --           $ 2,950,977
  Due from Hartford Life Insurance Company........      --             --               35,721          1,420              279
  Receivable from fund shares sold................        3,172          2,627         --             --              --
                                                     ----------    -----------     -----------     ----------      -----------
  Total Assets....................................    1,911,378      1,365,373      18,115,175      6,235,475        2,951,256
                                                     ----------    -----------     -----------     ----------      -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        3,172          2,630         --             --              --
  Payable for fund shares purchased...............      --             --               33,864            189              280
                                                     ----------    -----------     -----------     ----------      -----------
  Total Liabilities...............................        3,172          2,630          33,864            189              280
                                                     ----------    -----------     -----------     ----------      -----------
  Net Assets (variable life contract
   liabilities)...................................   $1,908,206    $ 1,362,743     $18,081,311     $6,235,286      $ 2,950,976
                                                     ==========    ===========     ===========     ==========      ===========
  Units Owned by Participants.....................    1,069,060        813,327       8,679,531      2,858,962        1,516,718
  Unit Values.....................................   $ 1.784939    $  1.675516     $  2.083213     $ 2.180961      $  1.945633

            ---------------------------------------------------- 19
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          MONEY MARKET
                                             BOND FUND     STOCK FUND         FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                            -----------    -----------    ------------
INVESTMENT INCOME:
  Dividends.............................    $ 1,003,435    $   498,051     $1,145,825
                                            -----------    -----------     ----------
CAPITAL GAINS INCOME....................         49,287      4,831,542            579
                                            -----------    -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................         (8,622)        24,190        --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (1,290,579)     6,361,493        --
                                            -----------    -----------     ----------
    Net (loss) gain on investments......     (1,299,201)     6,385,683        --
                                            -----------    -----------     ----------
    Net (decrease) increase in net
     assets resulting from operations...    $  (246,479)   $11,715,276     $1,146,404
                                            ===========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 20
              ----------------------------------------------------

                                                              CAPITAL           MORTGAGE
                                         ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND        INDEX FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                         -------------   -----------------   ---------------   --------------------
INVESTMENT INCOME:
  Dividends.............................  $  833,700        $   244,683         $ 147,468      $           358,276
                                          ----------        -----------         ---------      -------------------
CAPITAL GAINS INCOME....................   2,827,247          3,889,973           --                       510,748
                                          ----------        -----------         ---------      -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................      19,707            144,049            (1,430)                   3,462
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      79,598         17,700,572          (117,153)               5,395,124
                                          ----------        -----------         ---------      -------------------
    Net (loss) gain on investments......      99,305         17,844,621          (118,583)               5,398,586
                                          ----------        -----------         ---------      -------------------
    Net (decrease) increase in net
     assets resulting from operations...  $3,760,252        $21,979,277         $  28,885      $         6,267,610
                                          ==========        ===========         =========      ===================

                                            INTERNATIONAL      DIVIDEND AND
                                          OPPORTUNITIES FUND   GROWTH FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT
                                          ------------------   ------------
INVESTMENT INCOME:
  Dividends.............................      $  215,427        $  393,538
                                              ----------        ----------
CAPITAL GAINS INCOME....................        --                 903,512
                                              ----------        ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................         332,449            (9,128)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................       5,882,813           (98,307)
                                              ----------        ----------
    Net (loss) gain on investments......       6,215,262          (107,435)
                                              ----------        ----------
    Net (decrease) increase in net
     assets resulting from operations...      $6,430,689        $1,189,615
                                              ==========        ==========

            ---------------------------------------------------- 21
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            GROWTH AND     INTERNATIONAL
                                            INCOME FUND    ADVISERS FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    -------------
INVESTMENT INCOME:
  Dividends.............................      $   926         $ 2,625
                                              -------         -------
CAPITAL GAINS INCOME....................        2,132          --
                                              -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................       (1,830)            131
  Net unrealized appreciation of
   investments during the period........       28,644          18,289
                                              -------         -------
    Net gain on investments.............       26,814          18,420
                                              -------         -------
    Net increase in net assets resulting
     from operations....................      $29,872         $21,045
                                              =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 22
              ----------------------------------------------------

                                                                       FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                         SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                             FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                         -------------   -----------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends.............................   $ --           $ --          $  242,891      $  118,924       $ 81,026
                                           --------       --------      ----------      ----------       --------
CAPITAL GAINS INCOME....................      2,440         51,503         536,917         191,813        102,633
                                           --------       --------      ----------      ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................      2,099           (575)        (17,317)        529,176          1,290
  Net unrealized appreciation of
   investments during the period........    480,688        261,154         269,024       1,340,373        104,976
                                           --------       --------      ----------      ----------       --------
    Net gain on investments.............    482,787        260,579         251,707       1,869,549        106,266
                                           --------       --------      ----------      ----------       --------
    Net increase in net assets resulting
     from operations....................   $485,227       $312,082      $1,031,515      $2,180,286       $289,925
                                           ========       ========      ==========      ==========       ========

            ---------------------------------------------------- 23
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                               BOND           STOCK       MONEY MARKET
                                               FUND           FUND            FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                            -----------    -----------    ------------
OPERATIONS:
  Net investment income.................    $ 1,003,435    $   498,051    $  1,145,825
  Capital gains income..................         49,287      4,831,542             579
  Net realized (loss) gain on security
   transactions.........................         (8,622)        24,190         --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     (1,290,579)     6,361,493         --
                                            -----------    -----------    ------------
  Net (decrease) increase in net assets
   resulting from operations............       (246,479)    11,715,276       1,146,404
                                            -----------    -----------    ------------
UNIT TRANSACTIONS:
  Purchases.............................      2,265,567      8,456,024      24,230,194
  Net transfers.........................     10,688,936      1,601,175     (19,300,557)
  Surrenders for benefit payments and
   fees.................................       (160,632)    (2,223,564)     (3,882,409)
  Net loan activity.....................       (273,041)      (745,624)       (461,767)
  Cost of insurance.....................       (639,068)    (2,852,500)     (1,509,608)
                                            -----------    -----------    ------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....     11,881,762      4,235,511        (924,147)
                                            -----------    -----------    ------------
  Net increase in net assets............     11,635,283     15,950,787         222,257
NET ASSETS:
  Beginning of period...................      6,849,817     56,789,156      22,626,982
                                            -----------    -----------    ------------
  End of period.........................    $18,485,100    $72,739,943    $ 22,849,239
                                            ===========    ===========    ============

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                  BOND           STOCK       MONEY MARKET
                                  FUND           FUND            FUND
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                               -----------    -----------    ------------
OPERATIONS:
  Net investment income....    $   331,394    $   426,569    $  1,322,027
  Capital gains income.....        --           1,117,421             440
  Net realized gain (loss)
   on security
   transactions............         71,193       (135,795)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period..................        185,585     10,569,607         --
                               -----------    -----------    ------------
  Net increase in net
   assets resulting from
   operations..............        588,172     11,977,802       1,322,467
                               -----------    -----------    ------------
UNIT TRANSACTIONS:
  Purchases................      1,838,524      6,958,503      61,057,739
  Net transfers............     (1,406,522)    12,649,168     (62,188,027)
  Surrenders for benefit
   payments and fees.......        (97,508)    (1,360,527)     (1,774,809)
  Net loan activity........       (146,115)      (537,841)     (2,292,059)
  Cost of insurance........       (358,266)    (1,755,336)     (1,910,006)
                               -----------    -----------    ------------
  Net (decrease) increase
   in net assets resulting
   from unit
   transactions............       (169,887)    15,953,967      (7,107,162)
                               -----------    -----------    ------------
  Net increase (decrease)
   in net assets...........        418,285     27,931,769      (5,784,695)
NET ASSETS:
  Beginning of period......      6,431,532     28,857,387      28,411,677
                               -----------    -----------    ------------
  End of period............    $ 6,849,817    $56,789,156    $ 22,626,982
                               ===========    ===========    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 24
              ----------------------------------------------------

                                                         CAPITAL       MORTGAGE                   INTERNATIONAL
                                          ADVISERS     APPRECIATION   SECURITIES       INDEX      OPPORTUNITIES   DIVIDEND AND
                                            FUND           FUND          FUND          FUND           FUND        GROWTH FUND
                                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                         -----------   ------------   -----------   -----------   -------------   ------------
OPERATIONS:
  Net investment income................. $   833,700   $   244,683    $  147,468    $   358,276    $   215,427    $   393,538
  Capital gains income..................   2,827,247     3,889,973        --            510,748        --             903,512
  Net realized (loss) gain on security
   transactions.........................      19,707       144,049        (1,430)         3,462        332,449         (9,128)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      79,598    17,700,572      (117,153)     5,395,124      5,882,813        (98,307)
                                         -----------   -----------    ----------    -----------    -----------    -----------
  Net (decrease) increase in net assets
   resulting from operations............   3,760,252    21,979,277        28,885      6,267,610      6,430,689      1,189,615
                                         -----------   -----------    ----------    -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases.............................   4,995,321     9,387,785       625,063      4,016,335      2,949,287      3,848,968
  Net transfers.........................   1,297,298    (2,660,260)      426,413      1,537,214     (3,664,980)       (82,113)
  Surrenders for benefit payments and
   fees.................................  (1,412,715)   (2,246,879)      (24,433)      (836,820)      (610,721)      (655,074)
  Net loan activity.....................    (488,390)   (1,096,388)       14,463       (289,827)      (396,381)      (390,798)
  Cost of insurance.....................  (1,905,222)   (2,984,592)      (90,981)    (1,392,082)      (796,284)    (1,127,592)
                                         -----------   -----------    ----------    -----------    -----------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions.....   2,486,292       399,666       950,525      3,034,820     (2,519,079)     1,593,391
                                         -----------   -----------    ----------    -----------    -----------    -----------
  Net increase in net assets............   6,246,544    22,378,943       979,410      9,302,430      3,911,610      2,783,006
NET ASSETS:
  Beginning of period...................  33,639,792    58,829,976     1,663,837     28,839,641     18,496,292     21,757,826
                                         -----------   -----------    ----------    -----------    -----------    -----------
  End of period......................... $39,886,336   $81,208,919    $2,643,247    $38,142,071    $22,407,902    $24,540,832
                                         ===========   ===========    ==========    ===========    ===========    ===========

                                                 CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                            ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                            -------------   -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment income....  $   662,962       $   310,421        $  102,546      $   234,014      $   238,928       $   339,438
  Capital gains income.....      796,015         2,575,286           --               458,685          863,200           480,886
  Net realized gain (loss)
   on security
   transactions............      (51,519)           (4,284)            9,356          (28,044)          35,100              (251)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period..................    4,603,991         4,194,822           (17,750)       4,990,372          808,400         1,697,176
                             -----------       -----------        ----------      -----------      -----------       -----------
  Net increase in net
   assets resulting from
   operations..............    6,011,449         7,076,245            94,152        5,655,027        1,945,628         2,517,249
                             -----------       -----------        ----------      -----------      -----------       -----------
UNIT TRANSACTIONS:
  Purchases................    4,790,269         9,637,115           210,954        3,852,289        3,475,235         3,822,100
  Net transfers............    4,065,052        10,261,936           103,107        2,901,707        4,383,777         5,421,686
  Surrenders for benefit
   payments and fees.......   (1,153,292)       (1,873,503)           10,697         (889,933)        (862,986)         (709,634)
  Net loan activity........     (554,217)         (801,337)         (192,976)        (135,969)        (300,291)         (324,543)
  Cost of insurance........   (1,265,069)       (1,991,294)          (44,114)        (857,070)        (641,581)         (752,950)
                             -----------       -----------        ----------      -----------      -----------       -----------
  Net (decrease) increase
   in net assets resulting
   from unit
   transactions............    5,882,743        15,232,917            87,668        4,871,024        6,054,154         7,456,659
                             -----------       -----------        ----------      -----------      -----------       -----------
  Net increase (decrease)
   in net assets...........   11,894,192        22,309,162           181,820       10,526,051        7,999,782         9,973,908
NET ASSETS:
  Beginning of period......   21,745,600        36,520,814         1,482,017       18,313,590       10,496,510        11,783,918
                             -----------       -----------        ----------      -----------      -----------       -----------
  End of period............  $33,639,792       $58,829,976        $1,663,837      $28,839,641      $18,496,292       $21,757,826
                             ===========       ===========        ==========      ===========      ===========       ===========

            ---------------------------------------------------- 25
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
OPERATIONS:
  Net investment income...........................     $    926        $  2,625
  Capital gains income............................        2,132          --
  Net realized (loss) gain on security
   transactions...................................       (1,830)            131
  Net unrealized appreciation of investments
   during the period..............................       28,644          18,289
                                                       --------        --------
  Net increase in net assets resulting from
   operations.....................................       29,872          21,045
                                                       --------        --------
UNIT TRANSACTIONS:
  Purchases.......................................       40,452           3,088
  Net transfers...................................      272,319         110,867
  Surrenders for benefit payments and fees........       (1,403)         (2,012)
  Net loan activity...............................           (4)         --
  Cost of insurance...............................      (10,287)         (7,309)
                                                       --------        --------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................      301,077         104,634
                                                       --------        --------
  Net increase (decrease) in net assets...........      330,949         125,679
NET ASSETS:
  Beginning of period.............................       11,750          21,578
                                                       --------        --------
  End of period...................................     $342,699        $147,257
                                                       ========        ========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                       GROWTH AND     INTERNATIONAL
                                                      INCOME FUND     ADVISERS FUND
                                                      SUB-ACCOUNT*    SUB-ACCOUNT*
                                                      ------------    -------------
OPERATIONS:
  Net investment income...........................      $    42          $--
  Capital gains income............................       --               --
  Net realized gain (loss) on security
   transactions...................................            3               17
  Net unrealized appreciation of investments
   during the period..............................          714            1,133
                                                        -------          -------
  Net increase in net assets resulting from
   operations.....................................          759            1,150
                                                        -------          -------
UNIT TRANSACTIONS:
  Purchases.......................................        1,229            1,630
  Net transfers...................................        9,925           19,068
  Surrenders for benefit payments and fees........          (85)             (91)
  Net loan activity...............................       --               --
  Cost of insurance...............................          (78)            (179)
                                                        -------          -------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................       10,991           20,428
                                                        -------          -------
  Net increase in net assets......................       11,750           21,578
NET ASSETS:
  Beginning of period.............................       --               --
                                                        -------          -------
  End of period...................................      $11,750          $21,578
                                                        =======          =======
 * From inception, August 3, 1998 to December 31,
 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 26
              ----------------------------------------------------

                                                                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   -----------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income...........................  $  --          $   --         $   242,891    $   118,924      $   81,026
  Capital gains income............................       2,440         51,503         536,917        191,813         102,633
  Net realized (loss) gain on security
   transactions...................................       2,099           (575)        (17,317)       529,176           1,290
  Net unrealized appreciation of investments
   during the period..............................     480,688        261,154         269,024      1,340,373         104,976
                                                    ----------     ----------     -----------    -----------      ----------
  Net increase in net assets resulting from
   operations.....................................     485,227        312,082       1,031,515      2,180,286         289,925
                                                    ----------     ----------     -----------    -----------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................      87,710        149,645       2,479,043      1,231,714         369,373
  Net transfers...................................   1,208,187        891,911          44,800     (3,895,647)         99,073
  Surrenders for benefit payments and fees........      (5,049)        (8,029)       (482,465)      (356,160)        (47,199)
  Net loan activity...............................      (6,915)        (2,839)       (164,909)      (146,964)        (19,055)
  Cost of insurance...............................     (21,610)       (32,391)       (821,815)      (355,633)       (132,619)
                                                    ----------     ----------     -----------    -----------      ----------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................   1,262,323        998,297       1,054,654     (3,522,690)        269,573
                                                    ----------     ----------     -----------    -----------      ----------
  Net increase (decrease) in net assets...........   1,747,550      1,310,379       2,086,169     (1,342,404)        559,498
NET ASSETS:
  Beginning of period.............................     160,656         52,364      15,995,142      7,577,690       2,391,478
                                                    ----------     ----------     -----------    -----------      ----------
  End of period...................................  $1,908,206     $1,362,743     $18,081,311    $ 6,235,286      $2,950,976
                                                    ==========     ==========     ===========    ===========      ==========

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                   SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income...........................   $ --            $--           $   155,210     $   47,702      $   47,628
  Capital gains income............................     --             --               552,364        140,597         142,885
  Net realized gain (loss) on security
   transactions...................................    165,038         --                (4,853)         9,814             779
  Net unrealized appreciation of investments
   during the period..............................     30,952          7,387           701,127        379,546          80,467
                                                     --------        -------       -----------     ----------      ----------
  Net increase in net assets resulting from
   operations.....................................    195,990          7,387         1,403,848        577,659         271,759
                                                     --------        -------       -----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................      5,974          1,848         2,918,513      1,507,008         377,112
  Net transfers...................................    (33,766)        43,693         2,162,849      3,697,147         438,799
  Surrenders for benefit payments and fees........     (1,127)          (131)         (307,937)      (128,400)        (34,663)
  Net loan activity...............................        (44)        --              (195,032)      (112,297)        (13,265)
  Cost of insurance...............................     (6,371)          (433)         (588,614)      (219,366)        (84,019)
                                                     --------        -------       -----------     ----------      ----------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................    (35,334)        44,977         3,989,779      4,744,092         683,964
                                                     --------        -------       -----------     ----------      ----------
  Net increase in net assets......................    160,656         52,364         5,393,627      5,321,751         955,723
NET ASSETS:
  Beginning of period.............................     --             --            10,601,515      2,255,939       1,435,755
                                                     --------        -------       -----------     ----------      ----------
  End of period...................................   $160,656        $52,364       $15,995,142     $7,577,690      $2,391,478
                                                     ========        =======       ===========     ==========      ==========
 * From inception, August 3, 1998 to December 31,
 1998

            ---------------------------------------------------- 27
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account VL I (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

______________________________________ 28 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 29 ______________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                     MONEY MARKET
                                                       BOND FUND      STOCK FUND         FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    ------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 7,183,854
    Cost $7,594,577
      Market Value................................    $7,139,760         --              --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 3,038,583
    Cost $16,092,310
      Market Value................................        --         $21,717,930         --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 5,008,118
    Cost $5,008,118
      Market Value................................        --             --           $5,008,118
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 3,614,492
    Cost $9,282,357
      Market Value................................        --             --              --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 3,543,798
    Cost $15,045,160
      Market Value................................        --             --              --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 320,876
    Cost $344,638
      Market Value................................        --             --              --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 5,331,733
    Cost $16,328,752
      Market Value................................        --             --              --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 3,009,268
    Cost $4,055,348
      Market Value................................        --             --              --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 4,249,199
    Cost $8,022,852
      Market Value................................        --             --              --
  Due from Hartford Life Insurance Company........         6,406           8,652         --
  Receivable from fund shares sold................        --             --                  531
                                                      ----------     -----------      ----------
  Total Assets....................................     7,146,166      21,726,582       5,008,649
                                                      ----------     -----------      ----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --             --                  207
  Payable for fund shares purchased...............         6,432          10,078         --
                                                      ----------     -----------      ----------
  Total Liabilities...............................         6,432          10,078             207
                                                      ----------     -----------      ----------
  Net Assets (variable life contract
   liabilities)...................................    $7,139,734     $21,716,504      $5,008,442
                                                      ==========     ===========      ==========
  Units Owned by Participants.....................     4,905,759       5,777,931       3,661,897
  Unit Values.....................................    $ 1.455378     $  3.758526      $ 1.367718

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 30
              ----------------------------------------------------

                                                                        CAPITAL           MORTGAGE
                                                   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                   -------------   -----------------   ---------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 7,183,854
    Cost $7,594,577
      Market Value................................      --               --                 --               --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 3,038,583
    Cost $16,092,310
      Market Value................................      --               --                 --               --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 5,008,118
    Cost $5,008,118
      Market Value................................      --               --                 --               --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 3,614,492
    Cost $9,282,357
      Market Value................................  $10,716,151          --                 --               --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 3,543,798
    Cost $15,045,160
      Market Value................................      --            $21,600,824           --               --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 320,876
    Cost $344,638
      Market Value................................      --               --               $  333,548         --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 5,331,733
    Cost $16,328,752
      Market Value................................      --               --                 --           $22,333,459
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 3,009,268
    Cost $4,055,348
      Market Value................................      --               --                 --               --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 4,249,199
    Cost $8,022,852
      Market Value................................      --               --                 --               --
  Due from Hartford Life Insurance Company........        3,873             5,956           --                 6,419
  Receivable from fund shares sold................      --               --                 --               --
                                                    -----------       -----------         ----------     -----------
  Total Assets....................................   10,720,024        21,606,780            333,548      22,339,878
                                                    -----------       -----------         ----------     -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........      --               --                 --               --
  Payable for fund shares purchased...............        3,899             5,690           --                11,085
                                                    -----------       -----------         ----------     -----------
  Total Liabilities...............................        3,899             5,690           --                11,085
                                                    -----------       -----------         ----------     -----------
  Net Assets (variable life contract
   liabilities)...................................  $10,716,125       $21,601,090         $  333,548     $22,328,793
                                                    ===========       ===========         ==========     ===========
  Units Owned by Participants.....................    3,992,555         6,371,127            228,153       6,229,908
  Unit Values.....................................  $  2.684027       $  3.390466         $ 1.461942     $  3.584129

                                                      INTERNATIONAL      DIVIDEND AND
                                                    OPPORTUNITIES FUND   GROWTH FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 7,183,854
    Cost $7,594,577
      Market Value................................        --                 --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 3,038,583
    Cost $16,092,310
      Market Value................................        --                 --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 5,008,118
    Cost $5,008,118
      Market Value................................        --                 --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 3,614,492
    Cost $9,282,357
      Market Value................................        --                 --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 3,543,798
    Cost $15,045,160
      Market Value................................        --                 --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 320,876
    Cost $344,638
      Market Value................................        --                 --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 5,331,733
    Cost $16,328,752
      Market Value................................        --                 --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 3,009,268
    Cost $4,055,348
      Market Value................................       $5,645,191          --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 4,249,199
    Cost $8,022,852
      Market Value................................        --              $9,130,798
  Due from Hartford Life Insurance Company........            1,276            7,196
  Receivable from fund shares sold................        --                 --
                                                         ----------       ----------
  Total Assets....................................        5,646,467        9,137,994
                                                         ----------       ----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --                 --
  Payable for fund shares purchased...............            1,438            7,391
                                                         ----------       ----------
  Total Liabilities...............................            1,438            7,391
                                                         ----------       ----------
  Net Assets (variable life contract
   liabilities)...................................       $5,645,029       $9,130,603
                                                         ==========       ==========
  Units Owned by Participants.....................        2,375,497        3,726,135
  Unit Values.....................................       $ 2.376357       $ 2.450422

            ---------------------------------------------------- 31
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS Fund -
     Class IA
    Shares 117,729
    Cost $148,694
      Market Value................................    $  168,547          --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 1,349
    Cost $1,573
      Market Value................................        --          $     1,884
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 352,657
    Cost $557,910
      Market Value................................        --              --
    Hartford MidCap HLS Fund, Inc. - Class IA
    Shares 132,124
    Cost $218,119
      Market Value................................        --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 421,647
    Cost $9,768,013
      Market Value................................        --              --
    Fidelity VIP Overseas Portfolio
    Shares 176,253
    Cost $3,681,545
      Market Value................................        --              --
    Fidelity VIP II Asset Manager Portfolio
    Shares 104,549
    Cost $1,767,222
      Market Value................................        --              --
  Due from Hartford Life Insurance Company........        --              --
  Receivable from fund shares sold................        --              --
                                                      ----------      -----------
  Total Assets....................................       168,547            1,884
                                                      ----------      -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --              --
  Payable for fund shares purchased...............        --              --
                                                      ----------      -----------
  Total Liabilities...............................        --              --
                                                      ----------      -----------
  Net Assets (variable life contract
   liabilities)...................................    $  168,547      $     1,884
                                                      ==========      ===========
  Units Owned by Participants.....................       120,204            1,518
  Unit Values.....................................    $ 1.402176      $  1.240838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 32
              ----------------------------------------------------

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS Fund -
     Class IA
    Shares 117,729
    Cost $148,694
      Market Value................................      --             --              --             --              --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 1,349
    Cost $1,573
      Market Value................................      --             --              --             --              --
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 352,657
    Cost $557,910
      Market Value................................   $  771,535        --              --             --              --
    Hartford MidCap HLS Fund, Inc. - Class IA
    Shares 132,124
    Cost $218,119
      Market Value................................      --         $   271,316         --             --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 421,647
    Cost $9,768,013
      Market Value................................      --             --          $10,840,547        --              --
    Fidelity VIP Overseas Portfolio
    Shares 176,253
    Cost $3,681,545
      Market Value................................      --             --              --          $4,836,377         --
    Fidelity VIP II Asset Manager Portfolio
    Shares 104,549
    Cost $1,767,222
      Market Value................................      --             --              --             --           $ 1,951,926
  Due from Hartford Life Insurance Company........        1,103          1,113           4,845          8,819         --
  Receivable from fund shares sold................      --             --              --             --              --
                                                     ----------    -----------     -----------     ----------      -----------
  Total Assets....................................      772,638        272,429      10,845,392      4,845,196        1,951,926
                                                     ----------    -----------     -----------     ----------      -----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........      --             --              --             --                 7,000
  Payable for fund shares purchased...............        1,103          1,103           8,151            966         --
                                                     ----------    -----------     -----------     ----------      -----------
  Total Liabilities...............................        1,103          1,103           8,151            966            7,000
                                                     ----------    -----------     -----------     ----------      -----------
  Net Assets (variable life contract
   liabilities)...................................   $  771,535    $   271,326     $10,837,241     $4,844,230      $ 1,944,926
                                                     ==========    ===========     ===========     ==========      ===========
  Units Owned by Participants.....................      432,247        161,935       5,202,176      2,221,144          999,637
  Unit Values.....................................   $ 1.784939    $  1.675516     $  2.083213     $ 2.180961      $  1.945633

            ---------------------------------------------------- 33
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                          MONEY MARKET
                                             BOND FUND     STOCK FUND         FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                            -----------    -----------    ------------
INVESTMENT INCOME:
  Dividends.............................    $  389,916     $  148,629       $ 270,522
                                            ----------     ----------       ---------
CAPITAL GAINS INCOME....................        27,919      1,376,125             138
                                            ----------     ----------       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................          (217)        (1,037)        --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      (528,300)     1,855,342         --
                                            ----------     ----------       ---------
    Net (loss) gain on investments......      (528,517)     1,854,305         --
                                            ----------     ----------       ---------
    Net (decrease) increase in net
     assets resulting from operations...    $ (110,682)    $3,379,059       $ 270,660
                                            ==========     ==========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 34
              ----------------------------------------------------

                                                              CAPITAL           MORTGAGE
                                         ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND        INDEX FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                         -------------   -----------------   ---------------   --------------------
INVESTMENT INCOME:
  Dividends.............................   $ 223,535         $   64,817         $ 18,656       $           204,111
                                           ---------         ----------         --------       -------------------
CAPITAL GAINS INCOME....................     710,073            982,513          --                        242,973
                                           ---------         ----------         --------       -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................      (2,197)            46,004             (164)                   (8,989)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      32,325          4,620,392          (14,413)                2,990,567
                                           ---------         ----------         --------       -------------------
    Net (loss) gain on investments......      30,128          4,666,396          (14,577)                2,981,578
                                           ---------         ----------         --------       -------------------
    Net (decrease) increase in net
     assets resulting from operations...   $ 963,736         $5,713,726         $  4,079       $         3,428,662
                                           =========         ==========         ========       ===================

                                            INTERNATIONAL      DIVIDEND AND
                                          OPPORTUNITIES FUND   GROWTH FUND
                                             SUB-ACCOUNT       SUB-ACCOUNT
                                          ------------------   ------------
INVESTMENT INCOME:
  Dividends.............................      $   54,978         $ 147,722
                                              ----------         ---------
CAPITAL GAINS INCOME....................        --                 342,313
                                              ----------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss) gain on security
   transactions.........................         237,802            32,258
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................       1,473,851           (30,149)
                                              ----------         ---------
    Net (loss) gain on investments......       1,711,653             2,109
                                              ----------         ---------
    Net (decrease) increase in net
     assets resulting from operations...       1,766,631         $ 492,144
                                              ==========         =========

            ---------------------------------------------------- 35
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                            GROWTH AND     INTERNATIONAL
                                            INCOME FUND    ADVISERS FUND
                                            SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------    -------------
INVESTMENT INCOME:
  Dividends.............................      $   462          $   55
                                              -------          ------
CAPITAL GAINS INCOME....................        1,064          --
                                              -------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................           51              90
  Net unrealized appreciation of
   investments during the period........       19,702             303
                                              -------          ------
    Net gain on investments.............       19,753             393
                                              -------          ------
    Net increase in net assets resulting
     from operations....................      $21,279          $  448
                                              =======          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 36
              ----------------------------------------------------

                                                                       FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                         SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                             FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                         -------------   -----------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends.............................   $ --            $--            $ 135,354     $   55,675       $ 49,346
                                           --------        -------        ---------     ----------       --------
CAPITAL GAINS INCOME....................        924         12,242          299,204         89,799         62,505
                                           --------        -------        ---------     ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain (loss) on security
   transactions.........................     (1,319)         2,552           (5,697)       163,510            110
  Net unrealized appreciation of
   investments during the period........    199,277         53,093          134,510      1,066,662         70,100
                                           --------        -------        ---------     ----------       --------
    Net gain on investments.............    197,958         55,645          128,813      1,230,172         70,210
                                           --------        -------        ---------     ----------       --------
    Net increase in net assets resulting
     from operations....................   $198,882        $67,887        $ 563,371     $1,375,646       $182,061
                                           ========        =======        =========     ==========       ========

            ---------------------------------------------------- 37
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECAMBER 31, 1999

                                                                MONEY MARKET
                                   BOND FUND     STOCK FUND         FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -----------    -----------    ------------
OPERATIONS:
  Net investment income.......    $  389,916     $   148,629    $   270,522
  Capital gains income........        27,919       1,376,125            138
  Net realized (loss) gain on
   security transactions......          (217)         (1,037)       --
  Net unrealized
   (depreciation) appreciation
   of investments during the
   period.....................      (528,300)      1,855,342        --
                                  ----------     -----------    -----------
  Net (decrease) increase in
   net assets resulting from
   operations.................      (110,682)      3,379,059        270,660
                                  ----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases...................       906,756       2,808,097      5,256,362
  Net transfers...............     3,046,307         985,523     (5,594,076)
  Surrenders for benefit
   payments and fees..........       (72,647)       (408,643)      (332,938)
  Net loan activity...........          (580)        113,577         (1,129)
  Cost of insurance...........      (178,194)       (730,808)      (410,504)
                                  ----------     -----------    -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     3,701,642       2,767,746     (1,082,285)
                                  ----------     -----------    -----------
  Net increase (decrease) in
   net assets.................     3,590,960       6,146,805       (811,625)
NET ASSETS:
  Beginning of period.........     3,548,774      15,569,699      5,820,067
                                  ----------     -----------    -----------
  End of period...............    $7,139,734     $21,716,504    $ 5,008,442
                                  ==========     ===========    ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECAMBER 31, 1998

                                                                MONEY MARKET
                                   BOND FUND     STOCK FUND         FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                  -----------    -----------    ------------
OPERATIONS:
  Net investment income.......    $  166,560     $   116,844    $   524,273
  Capital gains income........        --             289,691        --
  Net realized gain (loss) on
   security transactions......        20,736         (19,525)       --
  Net unrealized appreciation
   of investments during the
   period.....................        48,115       2,840,198        --
                                  ----------     -----------    -----------
  Net increase in net assets
   resulting from
   operations.................       235,411       3,227,208        524,273
                                  ----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases...................       408,130       2,041,519     27,722,133
  Net transfers...............     1,509,453       4,810,627    (33,879,254)
  Surrenders for benefit
   payments and fees..........       (69,652)       (576,595)    (1,840,672)
  Net loan activity...........          (519)       (125,205)       (66,865)
  Cost of insurance...........       (87,306)       (456,787)      (501,588)
                                  ----------     -----------    -----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........     1,760,106       5,693,559     (8,566,246)
                                  ----------     -----------    -----------
  Net increase (decrease) in
   net assets.................     1,995,517       8,920,767     (8,041,973)
NET ASSETS:
  Beginning of period.........     1,553,257       6,648,932     13,862,040
                                  ----------     -----------    -----------
  End of period...............    $3,548,774     $15,569,699    $ 5,820,067
                                  ==========     ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 38
              ----------------------------------------------------

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                               ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                               -------------   -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment income.......  $   223,535       $    64,817         $ 18,656       $   204,111       $   54,978        $  147,722
  Capital gains income........      710,073           982,513          --                242,973         --                 342,313
  Net realized (loss) gain on
   security transactions......       (2,197)           46,004             (164)           (8,989)         237,802            32,258
  Net unrealized
   (depreciation) appreciation
   of investments during the
   period.....................       32,325         4,620,392          (14,413)        2,990,567        1,473,851           (30,149)
                                -----------       -----------         --------       -----------       ----------        ----------
  Net (decrease) increase in
   net assets resulting from
   operations.................      963,736         5,713,726            4,079         3,428,662        1,766,631           492,144
                                -----------       -----------         --------       -----------       ----------        ----------
UNIT TRANSACTIONS:
  Purchases...................    1,915,900         2,681,591          176,753         5,504,772          677,267         1,433,200
  Net transfers...............      635,438          (289,293)         (29,483)          842,727       (1,859,466)         (565,534)
  Surrenders for benefit
   payments and fees..........     (349,009)         (473,077)         (12,808)         (300,584)        (121,807)         (285,404)
  Net loan activity...........        9,903            21,822          --                 37,126           26,015            26,838
  Cost of insurance...........     (544,241)         (771,602)         (37,402)         (596,819)        (219,619)         (453,821)
                                -----------       -----------         --------       -----------       ----------        ----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    1,667,991         1,169,441           97,060         5,487,222       (1,497,610)          155,279
                                -----------       -----------         --------       -----------       ----------        ----------
  Net increase (decrease) in
   net assets.................    2,631,727         6,883,167          101,139         8,915,884          269,021           647,423
NET ASSETS:
  Beginning of period.........    8,084,398        14,717,923          232,409        13,412,909        5,376,008         8,483,180
                                -----------       -----------         --------       -----------       ----------        ----------
  End of period...............  $10,716,125       $21,601,090         $333,548       $22,328,793       $5,645,029        $9,130,603
                                ===========       ===========         ========       ===========       ==========        ==========

                                                    CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                               ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                                SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                               -------------   -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment income.......  $   158,735       $    77,525         $ 14,559       $   107,603       $   69,373        $  132,007
  Capital gains income........      148,349           573,895          --                176,994          235,374           182,157
  Net realized gain (loss) on
   security transactions......        3,423           (40,897)              (1)           41,466          (12,897)          (22,437)
  Net unrealized appreciation
   of investments during the
   period.....................      925,117         1,053,772              632         2,102,732          226,926           652,784
                                -----------       -----------         --------       -----------       ----------        ----------
  Net increase in net assets
   resulting from
   operations.................    1,235,624         1,664,295           15,190         2,428,795          518,776           944,511
                                -----------       -----------         --------       -----------       ----------        ----------
UNIT TRANSACTIONS:
  Purchases...................    1,892,134         2,473,509           56,332         1,752,558          707,600         1,129,533
  Net transfers...............    1,620,594         3,402,616          (58,529)        3,270,849        1,517,699         2,842,341
  Surrenders for benefit
   payments and fees..........     (400,056)         (595,743)          (8,870)         (264,762)        (221,694)         (358,785)
  Net loan activity...........       20,293            35,831          --                (56,810)         (97,052)          (33,764)
  Cost of insurance...........     (299,823)         (540,583)         (20,595)         (313,799)        (144,802)         (302,161)
                                -----------       -----------         --------       -----------       ----------        ----------
  Net increase (decrease) in
   net assets resulting from
   unit transactions..........    2,833,142         4,775,630          (31,662)        4,388,036        1,761,751         3,277,164
                                -----------       -----------         --------       -----------       ----------        ----------
  Net increase (decrease) in
   net assets.................    4,068,766         6,439,925          (16,472)        6,816,831        2,280,527         4,221,675
NET ASSETS:
  Beginning of period.........    4,015,632         8,277,998          248,881         6,596,078        3,095,481         4,261,505
                                -----------       -----------         --------       -----------       ----------        ----------
  End of period...............  $ 8,084,398       $14,717,923         $232,409       $13,412,909       $5,376,008        $8,483,180
                                ===========       ===========         ========       ===========       ==========        ==========

            ---------------------------------------------------- 39
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECAMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
OPERATIONS:
  Net investment income...........................     $    462         $    55
  Capital gains income............................        1,064          --
  Net realized gain (loss) on security
   transactions...................................           51              90
  Net unrealized appreciation of investments
   during the period..............................       19,702             303
                                                       --------         -------
  Net increase in net assets resulting from
   operations.....................................       21,279             448
                                                       --------         -------
UNIT TRANSACTIONS:
  Purchases.......................................        8,474          --
  Net transfers...................................      143,243           2,134
  Surrenders for benefit payments and fees........       (3,898)         (1,686)
  Net loan activity...............................       --              --
  Cost of insurance...............................       (2,157)            (19)
                                                       --------         -------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................      145,662             429
                                                       --------         -------
  Net increase in net assets......................      166,941             877
NET ASSETS:
  Beginning of period.............................        1,606           1,007
                                                       --------         -------
  End of period...................................     $168,547         $ 1,884
                                                       ========         =======

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECAMBER 31, 1998

                                                       GROWTH AND     INTERNATIONAL
                                                      INCOME FUND     ADVISERS FUND
                                                      SUB-ACCOUNT*    SUB-ACCOUNT*
                                                      ------------    -------------
OPERATIONS:
Net investment income.............................       $    6          $--
Capital gains income..............................       --              --
Net realized gain (loss) on security
 transactions.....................................       --              --
Net unrealized appreciation of investments during
 the period.......................................          150               7
                                                         ------          ------
Net increase in net assets resulting from
 operations.......................................          156               7
                                                         ------          ------
UNIT TRANSACTIONS:
  Purchases.......................................        1,000           1,000
  Net transfers...................................          450          --
  Surrenders for benefit payments and fees........       --              --
  Net loan activity...............................       --              --
  Cost of insurance...............................       --              --
                                                         ------          ------
  Net increase in net assets resulting from unit
   transactions...................................        1,450           1,000
                                                         ------          ------
  Net increase in net assets......................        1,606           1,007
NET ASSETS:
  Beginning of period.............................       --              --
                                                         ------          ------
  End of period...................................       $1,606          $1,007
                                                         ======          ======
 * From inception, August 3, 1998 to December 31,
 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 40
              ----------------------------------------------------

                                                                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   -----------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income...........................     --             --          $   135,354     $   55,675      $   49,346
  Capital gains income............................        924         12,242          299,204         89,799          62,505
  Net realized gain (loss) on security
   transactions...................................     (1,319)         2,552           (5,697)       163,510             110
  Net unrealized appreciation of investments
   during the period..............................    199,277         53,093          134,510      1,066,662          70,100
                                                     --------       --------      -----------     ----------      ----------
  Net increase in net assets resulting from
   operations.....................................    198,882         67,887          563,371      1,375,646         182,061
                                                     --------       --------      -----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................    130,785         26,831        1,305,399        434,002         397,109
  Net transfers...................................    407,361        190,145          669,108       (532,883)         51,243
  Surrenders for benefit payments and fees........     (2,001)        (7,597)        (217,417)       (99,612)        (78,051)
  Net loan activity...............................     --             --               (1,401)        19,098         --
  Cost of insurance...............................    (20,448)        (7,044)        (400,372)      (113,429)        (80,468)
                                                     --------       --------      -----------     ----------      ----------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................    515,697        202,335        1,355,317       (292,824)        289,833
                                                     --------       --------      -----------     ----------      ----------
  Net increase in net assets......................    714,579        270,222        1,918,688      1,082,822         471,894
NET ASSETS:
  Beginning of period.............................     56,956          1,104        8,918,553      3,761,408       1,473,032
                                                     --------       --------      -----------     ----------      ----------
  End of period...................................   $771,535       $271,326      $10,837,241     $4,844,230      $1,944,926
                                                     ========       ========      ===========     ==========      ==========

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                   SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
OPERATIONS:
Net investment income.............................    $--             $--          $   64,760      $   22,698      $   29,183
Capital gains income..............................     --             --              230,469          66,900          87,549
Net realized gain (loss) on security
 transactions.....................................         41         --                   16         (12,367)           (943)
Net unrealized appreciation of investments during
 the period.......................................     14,348            104          303,166          80,752          48,191
                                                      -------         ------       ----------      ----------      ----------
Net increase in net assets resulting from
 operations.......................................     14,389            104          598,411         157,983         163,980
                                                      -------         ------       ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................      1,344          1,000        1,148,707         296,446         276,627
  Net transfers...................................     41,605         --            3,213,980       2,455,676         218,464
  Surrenders for benefit payments and fees........       (271)        --             (198,212)        (66,416)        (46,101)
  Net loan activity...............................     --             --                 (929)         (1,217)        --
  Cost of insurance...............................       (111)        --             (201,357)        (50,423)        (44,434)
                                                      -------         ------       ----------      ----------      ----------
  Net increase in net assets resulting from unit
   transactions...................................     42,567          1,000        3,962,189       2,634,066         404,556
                                                      -------         ------       ----------      ----------      ----------
  Net increase in net assets......................     56,956          1,104        4,560,600       2,792,049         568,536
NET ASSETS:
  Beginning of period.............................     --             --            4,357,953         969,359         904,496
                                                      -------         ------       ----------      ----------      ----------
  End of period...................................    $56,956         $1,104       $8,918,553      $3,761,408      $1,473,032
                                                      =======         ======       ==========      ==========      ==========
 * From inception, August 3, 1998 to December 31,
 1998

            ---------------------------------------------------- 41
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutuals funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

______________________________________ 42 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 43 ______________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                       BOND FUND     STOCK FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------    -----------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 1,822,928
    Cost $1,844,255
      Market Value................................    $1,811,739         --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 1,283,546
    Cost $3,391,771
      Market Value................................        --         $9,174,001
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 2,528,023
    Cost $2,528,023
      Market Value................................        --             --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 6,870,930
    Cost $8,980,599
      Market Value................................        --             --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 1,854,536
    Cost $3,501,240
      Market Value................................        --             --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 2,751,920
    Cost $2,974,429
      Market Value................................        --             --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 114,793
    Cost $192,725
      Market Value................................        --             --
  Due from Hartford Life Insurance Company........        86,339            542
  Receivable from fund shares sold................        --             --
                                                      ----------     ----------
  Total Assets....................................     1,898,078      9,174,543
                                                      ----------     ----------
LIABILITIES:
  Due to Hartford Life Insurance Company..........        --             --
  Payable for fund shares purchased...............        86,343            550
                                                      ----------     ----------
  Total Liabilities...............................        86,343            550
                                                      ----------     ----------
  Net Assets (variable life contract
   liabilities)...................................    $1,811,735     $9,173,993
                                                      ==========     ==========
  Units Owned by Participants.....................       743,469      1,124,166
  Unit Values.....................................    $ 2.436868     $ 8.160709

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 44
              ----------------------------------------------------

                                                   MONEY MARKET                        CAPITAL           MORTGAGE
                                                       FUND       ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                                                   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                   ------------   -------------   -----------------   ---------------   -----------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 1,822,928
    Cost $1,844,255
      Market Value................................     --              --               --                 --               --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 1,283,546
    Cost $3,391,771
      Market Value................................     --              --               --                 --               --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 2,528,023
    Cost $2,528,023
      Market Value................................  $2,528,023         --               --                 --               --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 6,870,930
    Cost $8,980,599
      Market Value................................     --          $20,370,754          --                 --               --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 1,854,536
    Cost $3,501,240
      Market Value................................     --              --            $11,304,114           --               --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 2,751,920
    Cost $2,974,429
      Market Value................................     --              --               --              $2,860,599          --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 114,793
    Cost $192,725
      Market Value................................     --              --               --                 --            $ 480,844
  Due from Hartford Life Insurance Company........       9,661           1,641             1,163           --               --
  Receivable from fund shares sold................     --              --               --                 --               24,602
                                                    ----------     -----------       -----------        ----------       ---------
  Total Assets....................................   2,537,684      20,372,395        11,305,277         2,860,599         505,446
                                                    ----------     -----------       -----------        ----------       ---------
LIABILITIES:
  Due to Hartford Life Insurance Company..........     --              --               --                 --               24,602
  Payable for fund shares purchased...............      12,291           1,664             1,261             3,069          --
                                                    ----------     -----------       -----------        ----------       ---------
  Total Liabilities...............................      12,291           1,664             1,261             3,069          24,602
                                                    ----------     -----------       -----------        ----------       ---------
  Net Assets (variable life contract
   liabilities)...................................  $2,525,393     $20,370,731       $11,304,016        $2,857,530       $ 480,844
                                                    ==========     ===========       ===========        ==========       =========
  Units Owned by Participants.....................   1,306,829       3,751,241         1,295,171         1,164,553          81,955
  Unit Values.....................................  $ 1.932459     $  5.430398       $  8.727815        $ 2.453757       $5.867170

            ---------------------------------------------------- 45
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                       BOND FUND     STOCK FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------    -----------
INVESTMENT INCOME:
  Dividends.......................................     $  99,582     $   63,030
EXPENSES:
  Mortality and expense undertakings..............       (17,344)       (80,118)
                                                       ---------     ----------
    Net investment income (loss)..................        82,238        (17,088)
                                                       ---------     ----------
CAPITAL GAINS INCOME..............................        13,742        732,963
                                                       ---------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................        (7,894)       194,036
  Net unrealized (depreciation) appreciation of
   investments during the period..................      (146,976)       569,111
                                                       ---------     ----------
    Net (loss) gain on investments................      (154,870)       763,147
                                                       ---------     ----------
    Net (decrease) increase in net assets
     resulting from operations....................     $ (58,890)    $1,479,022
                                                       =========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 46
              ----------------------------------------------------

                                                   MONEY MARKET                        CAPITAL           MORTGAGE
                                                       FUND       ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                                                   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                   ------------   -------------   -----------------   ---------------   -----------
INVESTMENT INCOME:
  Dividends.......................................   $115,127      $  428,353        $   34,087          $ 159,922         $ 4,521
EXPENSES:
  Mortality and expense undertakings..............    (21,569)       (188,190)          (86,472)           (27,722)         (3,742)
                                                     --------      ----------        ----------          ---------         -------
    Net investment income (loss)..................     93,558         240,163           (52,385)           132,200             779
                                                     --------      ----------        ----------          ---------         -------
CAPITAL GAINS INCOME..............................         52       1,714,755           576,221            --                6,365
                                                     --------      ----------        ----------          ---------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................     --             250,602           104,375              3,825          (5,372)
  Net unrealized (depreciation) appreciation of
   investments during the period..................     --            (292,466)        2,432,488           (117,818)         69,325
                                                     --------      ----------        ----------          ---------         -------
    Net (loss) gain on investments................     --             (41,864)        2,536,863           (113,993)         63,953
                                                     --------      ----------        ----------          ---------         -------
    Net (decrease) increase in net assets
     resulting from operations....................   $ 93,610      $1,913,054        $3,060,699          $  18,207         $71,097
                                                     ========      ==========        ==========          =========         =======

            ---------------------------------------------------- 47
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                               BOND           STOCK
                                               FUND           FUND
                                            SUB-ACCOUNT    SUB-ACCOUNT
                                            -----------    -----------
OPERATIONS:
  Net investment income (loss)..........    $   82,238     $   (17,088)
  Capital gains income..................        13,742         732,963
  Net realized (loss) gain on security
   transactions.........................        (7,894)        194,036
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................      (146,976)        569,111
                                            ----------     -----------
  Net (decrease) increase in net assets
   resulting from operations............       (58,890)      1,479,022
                                            ----------     -----------
UNIT TRANSACTIONS:
  Purchases.............................        --             --
  Net transfers.........................       (15,875)       (221,796)
  Surrenders for benefit payments and
   fees.................................      (118,548)       (467,369)
  Net loan activity.....................        (7,787)       (275,022)
  Cost of insurance and other fees......       (13,777)        (42,049)
                                            ----------     -----------
  Net (decrease) increase in net assets
   resulting from unit transactions.....      (155,987)     (1,006,236)
                                            ----------     -----------
  Net (decrease) increase in net
   assets...............................      (214,877)        472,786
NET ASSETS:
  Beginning of period...................     2,026,612       8,701,207
                                            ----------     -----------
  End of period.........................    $1,811,735     $ 9,173,993
                                            ==========     ===========

HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                  BOND           STOCK
                                  FUND           FUND
                               SUB-ACCOUNT    SUB-ACCOUNT
                               -----------    -----------
OPERATIONS:
  Net investment income
   (loss)..................    $   80,846     $   (1,612)
  Capital gains income.....        --            246,858
  Net realized gain on
   security transactions...         3,142        234,844
  Net unrealized
   appreciation of
   investments during the
   period..................        42,024      1,660,727
                               ----------     ----------
  Net increase in net
   assets resulting from
   operations..............       126,012      2,140,817
                               ----------     ----------
UNIT TRANSACTIONS:
  Purchases................        --             --
  Net transfers............       492,699        162,134
  Surrenders for benefit
   payments and fees.......       (91,551)      (101,584)
  Net loan activity........         1,626       (349,986)
  Cost of insurance and
   other fees..............       (13,618)       (36,443)
                               ----------     ----------
  Net increase (decrease)
   in net assets resulting
   from unit
   transactions............       389,156       (325,879)
                               ----------     ----------
  Net increase (decrease)
   in net assets...........       515,168      1,814,938
NET ASSETS:
  Beginning of period......     1,511,444      6,886,269
                               ----------     ----------
  End of period............    $2,026,612     $8,701,207
                               ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 48
              ----------------------------------------------------

                                         MONEY MARKET    ADVISERS          CAPITAL           MORTGAGE          INDEX
                                             FUND          FUND       APPRECIATION FUND   SECURITIES FUND      FUND
                                         SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------   -----------   -----------------   ---------------   -----------
OPERATIONS:
  Net investment income (loss)..........  $   93,558    $   240,163      $   (52,385)       $  132,200       $    779
  Capital gains income..................          52      1,714,755          576,221           --               6,365
  Net realized (loss) gain on security
   transactions.........................     --             250,602          104,375             3,825         (5,372)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................     --            (292,466)       2,432,488          (117,818)        69,325
                                          ----------    -----------      -----------        ----------       --------
  Net (decrease) increase in net assets
   resulting from operations............      93,610      1,913,054        3,060,699            18,207         71,097
                                          ----------    -----------      -----------        ----------       --------
UNIT TRANSACTIONS:
  Purchases.............................     --             --              --                 --              --
  Net transfers.........................     630,725        (18,180)        (329,138)          (82,022)        36,286
  Surrenders for benefit payments and
   fees.................................    (200,457)    (1,766,164)        (361,515)         (465,674)          (372)
  Net loan activity.....................       7,503       (680,372)        (133,871)          (14,161)          (758)
  Cost of insurance and other fees......     (30,853)      (103,331)         (43,747)          (24,024)        (1,929)
                                          ----------    -----------      -----------        ----------       --------
  Net (decrease) increase in net assets
   resulting from unit transactions.....     406,918     (2,568,047)        (868,271)         (585,881)        33,227
                                          ----------    -----------      -----------        ----------       --------
  Net (decrease) increase in net
   assets...............................     500,528       (654,993)       2,192,428          (567,674)       104,324
NET ASSETS:
  Beginning of period...................   2,024,865     21,025,724        9,111,588         3,425,204        376,520
                                          ----------    -----------      -----------        ----------       --------
  End of period.........................  $2,525,393    $20,370,731      $11,304,016        $2,857,530       $480,844
                                          ==========    ===========      ===========        ==========       ========

                            MONEY MARKET                        CAPITAL           MORTGAGE
                                FUND       ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                            ------------   -------------   -----------------   ---------------   -----------
OPERATIONS:
  Net investment income
   (loss)..................  $   97,874     $   241,380       $  (29,465)        $  184,290       $  (1,323)
  Capital gains income.....     --              635,067          575,189            --               10,423
  Net realized gain on
   security transactions...     --              533,821          115,209              5,202          56,730
  Net unrealized
   appreciation of
   investments during the
   period..................     --            2,722,020          569,309              1,929          58,103
                             ----------     -----------       ----------         ----------       ---------
  Net increase in net
   assets resulting from
   operations..............      97,874       4,132,288        1,230,242            191,421         123,933
                             ----------     -----------       ----------         ----------       ---------
UNIT TRANSACTIONS:
  Purchases................     --              --              --                  --               --
  Net transfers............     (74,776)       (228,502)        (189,359)           --             (162,196)
  Surrenders for benefit
   payments and fees.......    (168,673)       (981,260)        (196,186)          (131,470)         (3,051)
  Net loan activity........     (81,767)       (217,376)        (263,471)           (39,378)            (79)
  Cost of insurance and
   other fees..............     (33,960)        (97,971)         (39,901)           (26,561)         (2,129)
                             ----------     -----------       ----------         ----------       ---------
  Net increase (decrease)
   in net assets resulting
   from unit
   transactions............    (359,176)     (1,525,109)        (688,917)          (197,409)       (167,455)
                             ----------     -----------       ----------         ----------       ---------
  Net increase (decrease)
   in net assets...........    (261,302)      2,607,179          541,325             (5,988)        (43,522)
NET ASSETS:
  Beginning of period......   2,286,167      18,418,545        8,570,263          3,431,192         420,042
                             ----------     -----------       ----------         ----------       ---------
  End of period............  $2,024,865     $21,025,724       $9,111,588         $3,425,204       $ 376,520
                             ==========     ===========       ==========         ==========       =========

            ---------------------------------------------------- 49
              ----------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance with the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

______________________________________ 50 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund and Index Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 51 ______________________________________

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                     MONEY MARKET
                                                       BOND FUND      STOCK FUND         FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    ------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 13,036,853
    Cost $13,751,074
      Market Value................................    $12,956,833         --             --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 7,774,248
    Cost $48,538,058
      Market Value................................        --         $ 55,565,565        --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 37,911,835
    Cost $37,911,835
      Market Value................................        --              --         $37,911,835
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 9,140,726
    Cost $26,035,509
      Market Value................................        --              --             --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 6,532,743
    Cost $30,616,570
      Market Value................................        --              --             --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 899,159
    Cost $983,616
      Market Value................................        --              --             --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 7,223,298
    Cost $25,320,046
      Market Value................................        --              --             --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 5,137,704
    Cost $7,043,176
      Market Value................................        --              --             --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 9,320,261
    Cost $19,378,338
      Market Value................................        --              --             --
  Due from Hartford Life & Annuity Insurance
   Company........................................        10,232          216,368      8,988,784
  Receivable from fund shares sold................        --              --             --
                                                      -----------    ------------    -----------
  Total Assets....................................    12,967,065       55,781,933     46,900,619
                                                      -----------    ------------    -----------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company........................................        --              --             --
  Payable for fund shares purchased...............        10,267          216,831      8,987,649
                                                      -----------    ------------    -----------
  Total Liabilities...............................        10,267          216,831      8,987,649
                                                      -----------    ------------    -----------
  Net Assets (variable life contract
   liabilities)...................................    $12,956,798    $ 55,565,102    $37,912,970
                                                      ===========    ============    ===========
  Units Owned by Participants.....................     8,902,703       14,783,748     27,719,873
  Unit Values.....................................    $ 1.455378     $   3.758526    $  1.367718

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 52
              ----------------------------------------------------

                                                                        CAPITAL           MORTGAGE
                                                   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                   -------------   -----------------   ---------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 13,036,853
    Cost $13,751,074
      Market Value................................      --               --                 --                --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 7,774,248
    Cost $48,538,058
      Market Value................................      --               --                 --                --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 37,911,835
    Cost $37,911,835
      Market Value................................      --               --                 --                --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 9,140,726
    Cost $26,035,509
      Market Value................................ $ 27,100,188          --                 --                --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 6,532,743
    Cost $30,616,570
      Market Value................................      --           $ 39,819,603           --                --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 899,159
    Cost $983,616
      Market Value................................      --               --              $   934,668          --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 7,223,298
    Cost $25,320,046
      Market Value................................      --               --                 --           $ 30,256,807
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 5,137,704
    Cost $7,043,176
      Market Value................................      --               --                 --                --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 9,320,261
    Cost $19,378,338
      Market Value................................      --               --                 --                --
  Due from Hartford Life & Annuity Insurance
   Company........................................       41,538           160,115              4,896          236,972
  Receivable from fund shares sold................      --               --                 --                --
                                                   ------------      ------------        -----------     ------------
  Total Assets....................................   27,141,726        39,979,718            939,564       30,493,779
                                                   ------------      ------------        -----------     ------------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company........................................      --               --                 --                --
  Payable for fund shares purchased...............       41,631           160,427              4,899          238,322
                                                   ------------      ------------        -----------     ------------
  Total Liabilities...............................       41,631           160,427              4,899          238,322
                                                   ------------      ------------        -----------     ------------
  Net Assets (variable life contract
   liabilities)................................... $ 27,100,095      $ 39,819,291        $   934,665     $ 30,255,457
                                                   ============      ============        ===========     ============
  Units Owned by Participants.....................   10,096,804        11,744,489            639,331        8,441,509
  Unit Values..................................... $   2.684027      $   3.390466        $  1.461942     $   3.584129

                                                      INTERNATIONAL      DIVIDEND AND
                                                    OPPORTUNITIES FUND   GROWTH FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 13,036,853
    Cost $13,751,074
      Market Value................................        --                 --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 7,774,248
    Cost $48,538,058
      Market Value................................        --                 --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 37,911,835
    Cost $37,911,835
      Market Value................................        --                 --
    Hartford Advisers HLS Fund, Inc. - Class IA
    Shares 9,140,726
    Cost $26,035,509
      Market Value................................        --                 --
    Hartford Capital Appreciation HLS Fund, Inc. -
     Class IA
    Shares 6,532,743
    Cost $30,616,570
      Market Value................................        --                 --
    Hartford Mortgage Securities HLS Fund, Inc. -
     Class IA
    Shares 899,159
    Cost $983,616
      Market Value................................        --                 --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 7,223,298
    Cost $25,320,046
      Market Value................................        --                 --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 5,137,704
    Cost $7,043,176
      Market Value................................     $ 9,637,998           --
    Hartford Dividend and Growth HLS Fund, Inc. -
     Class IA
    Shares 9,320,261
    Cost $19,378,338
      Market Value................................        --             $20,027,637
  Due from Hartford Life & Annuity Insurance
   Company........................................           9,830            17,725
  Receivable from fund shares sold................        --                 --
                                                       -----------       -----------
  Total Assets....................................       9,647,828        20,045,362
                                                       -----------       -----------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company........................................        --                 --
  Payable for fund shares purchased...............           9,969            18,148
                                                       -----------       -----------
  Total Liabilities...............................           9,969            18,148
                                                       -----------       -----------
  Net Assets (variable life contract
   liabilities)...................................     $ 9,637,859       $20,027,214
                                                       ===========       ===========
  Units Owned by Participants.....................       4,055,729         8,172,965
  Unit Values.....................................     $  2.376357       $  2.450422

            ---------------------------------------------------- 53
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS Fund, Inc. -
     Class IA
    Shares 2,064,778
    Cost $2,667,080
      Market Value................................    $2,956,020          --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 152,987
    Cost $188,594
      Market Value................................        --         $    213,675
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 1,397,014
    Cost $2,316,312
      Market Value................................        --              --
    Hartford MidCap HLS Fund, Inc. - Class IA
    Shares 1,972,567
    Cost $3,402,425
      Market Value................................        --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 436,302
    Cost $10,702,619
      Market Value................................        --              --
    Fidelity VIP Overseas Portfolio
    Shares 140,975
    Cost $2,808,265
      Market Value................................        --              --
    Fidelity VIP II Asset Manager Portfolio
    Shares 106,942
    Cost $1,840,697
      Market Value................................        --              --
  Due from Hartford Life & Annuity Insurance
   Company........................................       109,761            5,155
  Receivable from fund shares sold................        --              --
                                                      -----------    ------------
  Total Assets....................................     3,065,781          218,830
                                                      -----------    ------------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company........................................        --              --
  Payable for fund shares purchased...............       109,761            5,155
                                                      -----------    ------------
  Total Liabilities...............................       109,761            5,155
                                                      -----------    ------------
  Net Assets (variable life contract
   liabilities)...................................    $2,956,020     $    213,675
                                                      ===========    ============
  Units Owned by Participants.....................     2,108,166          172,203
  Unit Values.....................................    $ 1.402176     $   1.240838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 54
              ----------------------------------------------------

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS Fund, Inc. -
     Class IA
    Shares 2,064,778
    Cost $2,667,080
      Market Value................................      --              --             --             --              --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 152,987
    Cost $188,594
      Market Value................................      --              --             --             --              --
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 1,397,014
    Cost $2,316,312
      Market Value................................  $ 3,056,355         --             --             --              --
    Hartford MidCap HLS Fund, Inc. - Class IA
    Shares 1,972,567
    Cost $3,402,425
      Market Value................................      --         $  4,050,665        --             --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 436,302
    Cost $10,702,619
      Market Value................................      --              --        $ 11,217,330        --              --
    Fidelity VIP Overseas Portfolio
    Shares 140,975
    Cost $2,808,265
      Market Value................................      --              --             --         $ 3,868,358         --
    Fidelity VIP II Asset Manager Portfolio
    Shares 106,942
    Cost $1,840,697
      Market Value................................      --              --             --             --          $  1,996,605
  Due from Hartford Life & Annuity Insurance
   Company........................................       12,928          11,087         11,324         14,038              885
  Receivable from fund shares sold................      --              --             --             --              --
                                                    -----------    ------------   ------------    -----------     ------------
  Total Assets....................................    3,069,283       4,061,752     11,228,654      3,882,396        1,997,490
                                                    -----------    ------------   ------------    -----------     ------------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company........................................      --              --             --             --              --
  Payable for fund shares purchased...............       12,917          11,092         11,560         14,004              913
                                                    -----------    ------------   ------------    -----------     ------------
  Total Liabilities...............................       12,917          11,092         11,560         14,004              913
                                                    -----------    ------------   ------------    -----------     ------------
  Net Assets (variable life contract
   liabilities)...................................  $ 3,056,366    $  4,050,660   $ 11,217,094    $ 3,868,392     $  1,996,577
                                                    ===========    ============   ============    ===========     ============
  Units Owned by Participants.....................    1,712,309       2,417,559      5,384,516      1,773,710        1,026,184
  Unit Values.....................................  $  1.784939    $   1.675516   $   2.083213    $  2.180961     $   1.945633

            ---------------------------------------------------- 55
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                    MONEY MARKET
                                                       BOND FUND     STOCK FUND         FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------    -----------    ------------
INVESTMENT INCOME:
  Dividends.......................................     $ 699,011     $  372,982      $1,047,023
                                                       ---------     ----------      ----------
CAPITAL GAINS INCOME..............................        18,913      2,119,332             562
                                                       ---------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................        (2,719)       (22,268)        --
  Net unrealized (depreciation) appreciation of
   investments during the period..................      (842,711)     4,413,611         --
                                                       ---------     ----------      ----------
    Net (loss) gain on investments................      (845,430)     4,391,343         --
                                                       ---------     ----------      ----------
    Net (decrease) increase in net assets
     resulting from operations....................     $(127,506)    $6,883,657      $1,047,585
                                                       =========     ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 56
              ----------------------------------------------------

                                                                        CAPITAL           MORTGAGE
                                                   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND        INDEX FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                   -------------   -----------------   ---------------   --------------------
INVESTMENT INCOME:
  Dividends.......................................  $  551,404        $  119,226          $ 52,036       $           260,644
                                                    ----------        ----------          --------       -------------------
CAPITAL GAINS INCOME..............................   1,057,290         1,346,774           --                        232,059
                                                    ----------        ----------          --------       -------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................        (966)           18,563            (1,722)                    1,101
  Net unrealized (depreciation) appreciation of
   investments during the period..................     311,013         7,692,001           (39,099)                3,505,603
                                                    ----------        ----------          --------       -------------------
    Net (loss) gain on investments................     310,047         7,710,564           (40,821)                3,506,704
                                                    ----------        ----------          --------       -------------------
    Net (decrease) increase in net assets
     resulting from operations....................  $1,918,741        $9,176,564          $ 11,215       $         3,999,407
                                                    ==========        ==========          ========       ===================

                                                      INTERNATIONAL      DIVIDEND AND
                                                    OPPORTUNITIES FUND   GROWTH FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------   ------------
INVESTMENT INCOME:
  Dividends.......................................      $   91,142         $314,327
                                                        ----------         --------
CAPITAL GAINS INCOME..............................        --                499,713
                                                        ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................          25,426           (2,211)
  Net unrealized (depreciation) appreciation of
   investments during the period..................       2,417,612           22,405
                                                        ----------         --------
    Net (loss) gain on investments................       2,443,038           20,194
                                                        ----------         --------
    Net (decrease) increase in net assets
     resulting from operations....................      $2,534,180         $834,234
                                                        ==========         ========

            ---------------------------------------------------- 57
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
INVESTMENT INCOME:
  Dividends.......................................     $  7,483         $ 3,715
                                                       --------         -------
CAPITAL GAINS INCOME..............................       17,234          --
                                                       --------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................       (4,508)            368
  Net unrealized appreciation of investments
   during the period..............................      282,943          24,842
                                                       --------         -------
    Net gain on investments.......................      278,435          25,210
                                                       --------         -------
    Net increase in net assets resulting from
     operations...................................     $303,152         $28,925
                                                       ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 58
              ----------------------------------------------------

                                                                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   -----------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends.......................................   $ --           $ --           $105,625       $   58,254       $ 35,234
                                                     --------       --------       --------       ----------       --------
CAPITAL GAINS INCOME..............................      3,946        148,450        233,487           93,957         44,630
                                                     --------       --------       --------       ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................        867        (12,844)         1,860          221,841          1,464
  Net unrealized appreciation of investments
   during the period..............................    716,883        638,826        132,738          896,895         89,708
                                                     --------       --------       --------       ----------       --------
    Net gain on investments.......................    717,750        625,982        134,598        1,118,736         91,172
                                                     --------       --------       --------       ----------       --------
    Net increase in net assets resulting from
     operations...................................   $721,696       $774,432       $473,710       $1,270,947       $171,036
                                                     ========       ========       ========       ==========       ========

            ---------------------------------------------------- 59
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                BOND            STOCK        MONEY MARKET
                                                FUND            FUND             FUND
                                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                            ------------    -------------    ------------
OPERATIONS:
  Net investment income.................    $    699,011    $     372,982    $  1,047,023
  Capital gains income..................          18,913        2,119,332             562
  Net realized (loss) gain on security
   transactions.........................          (2,719)         (22,268)        --
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................        (842,711)       4,413,611         --
                                            ------------    -------------    ------------
  Net (decrease) increase in net assets
   resulting from operations............        (127,506)       6,883,657       1,047,585
                                            ------------    -------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................       2,698,950       12,119,056     140,220,886
  Net transfers.........................       9,691,325       23,050,670    (119,807,605)
  Surrenders for benefit payments and
   fees.................................        (718,711)      (1,780,707)       (491,397)
  Net loan activity.....................         (99,513)        (238,423)     (5,409,347)
  Cost of insurance.....................        (497,251)      (2,526,384)     (3,444,628)
                                            ------------    -------------    ------------
  Net increase in net assets resulting
   from unit transactions...............      11,074,800       30,624,212      11,067,909
                                            ------------    -------------    ------------
  Net increase in net assets............      10,947,294       37,507,869      12,115,494
NET ASSETS:
  Beginning of period...................       2,009,504       18,057,233      25,797,476
                                            ------------    -------------    ------------
  End of period.........................    $ 12,956,798    $  55,565,102    $ 37,912,970
                                            ============    =============    ============

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                  BOND           STOCK       MONEY MARKET
                                  FUND           FUND            FUND
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                               -----------    -----------    ------------
OPERATIONS:
  Net investment income....    $    94,731    $   133,161    $   445,803
  Capital gains income.....        --             103,525        --
  Net realized gain (loss)
   on security
   transactions............          9,305            (98)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period..................         38,190      2,521,917        --
                               -----------    -----------    -----------
  Net increase in net
   assets resulting from
   operations..............        142,226      2,758,505        445,803
                               -----------    -----------    -----------
UNIT TRANSACTIONS:
  Purchases................        683,210      3,513,223     95,425,381
  Net transfers............        571,074     10,950,874    (72,076,036)
  Surrenders for benefit
   payments and fees.......        (31,817)      (207,585)      (411,072)
  Net loan activity........         (7,510)      (178,910)    (3,001,765)
  Cost of insurance........       (110,589)      (599,935)    (1,609,252)
                               -----------    -----------    -----------
  Net increase in net
   assets resulting from
   unit transactions.......      1,104,368     13,477,667     18,327,256
                               -----------    -----------    -----------
  Net increase in net
   assets..................      1,246,594     16,236,172     18,773,059
NET ASSETS:
  Beginning of period......        762,910      1,821,061      7,024,417
                               -----------    -----------    -----------
  End of period............    $ 2,009,504    $18,057,233    $25,797,476
                               ===========    ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 60
              ----------------------------------------------------

                                                            CAPITAL       MORTGAGE                    INTERNATIONAL
                                           ADVISERS      APPRECIATION    SECURITIES       INDEX       OPPORTUNITIES   DIVIDEND AND
                                             FUND            FUND           FUND           FUND           FUND        GROWTH FUND
                                          SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                         -------------   -------------   -----------   ------------   -------------   ------------
OPERATIONS:
  Net investment income................. $     551,404   $     119,226   $    52,036   $    260,644   $     91,142    $    314,327
  Capital gains income..................     1,057,290       1,346,774       --             232,059        --              499,713
  Net realized (loss) gain on security
   transactions.........................          (966)         18,563        (1,722)         1,101         25,426          (2,211)
  Net unrealized (depreciation)
   appreciation of investments during
   the period...........................       311,013       7,692,001       (39,099)     3,505,603      2,417,612          22,405
                                         -------------   -------------   -----------   ------------   ------------    ------------
  Net (decrease) increase in net assets
   resulting from operations............     1,918,741       9,176,564        11,215      3,999,407      2,534,180         834,234
                                         -------------   -------------   -----------   ------------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases.............................     5,793,490       8,084,428       412,204      5,041,446      2,369,344       4,867,866
  Net transfers.........................    12,348,443       8,095,535       244,979     12,746,107       (345,670)      6,916,438
  Surrenders for benefit payments and
   fees.................................      (500,173)       (913,711)     (315,043)    (1,035,217)      (342,765)       (840,062)
  Net loan activity.....................       (44,850)       (166,948)       (6,721)      (149,959)       (69,327)       (140,021)
  Cost of insurance.....................    (1,188,712)     (1,518,285)      (71,630)    (1,208,015)      (382,923)       (972,972)
                                         -------------   -------------   -----------   ------------   ------------    ------------
  Net increase in net assets resulting
   from unit transactions...............    16,408,198      13,581,019       263,789     15,394,362      1,228,659       9,831,249
                                         -------------   -------------   -----------   ------------   ------------    ------------
  Net increase in net assets............    18,326,939      22,757,583       275,004     19,393,769      3,762,839      10,665,483
NET ASSETS:
  Beginning of period...................     8,773,156      17,061,708       659,661     10,861,688      5,875,020       9,361,731
                                         -------------   -------------   -----------   ------------   ------------    ------------
  End of period......................... $  27,100,095   $  39,819,291   $   934,665   $ 30,255,457   $  9,637,859    $ 20,027,214
                                         =============   =============   ===========   ============   ============    ============

                                                 CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                            ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                            -------------   -----------------   ---------------   -----------   ------------------   ------------
OPERATIONS:
  Net investment income....  $   169,656       $    88,276         $ 37,142       $    84,654      $    74,346       $    137,525
  Capital gains income.....       63,605           250,090          --                 53,874           99,646             62,013
  Net realized gain (loss)
   on security
   transactions............        4,573            39,470             (871)             (922)            (741)             1,074
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period..................      731,402         1,421,650           (8,524)        1,330,595          214,444            561,829
                             -----------       -----------         --------       -----------      -----------       ------------
  Net increase in net
   assets resulting from
   operations..............      969,236         1,799,486           27,747         1,468,201          387,695            762,441
                             -----------       -----------         --------       -----------      -----------       ------------
UNIT TRANSACTIONS:
  Purchases................    1,751,574         3,507,330           37,276         2,118,676        1,309,658          2,087,615
  Net transfers............    5,691,550         9,794,312          550,267         6,100,193        3,666,828          5,745,039
  Surrenders for benefit
   payments and fees.......     (489,261)         (187,213)          (5,125)         (112,773)         (64,967)           (95,097)
  Net loan activity........      (71,056)         (101,857)          (7,079)         (209,775)         (30,352)          (128,288)
  Cost of insurance........     (229,420)         (489,408)         (31,183)         (280,128)        (165,473)          (288,431)
                             -----------       -----------         --------       -----------      -----------       ------------
  Net increase in net
   assets resulting from
   unit transactions.......    6,653,387        12,523,164          544,156         7,616,193        4,715,694          7,320,838
                             -----------       -----------         --------       -----------      -----------       ------------
  Net increase in net
   assets..................    7,622,623        14,322,650          571,903         9,084,394        5,103,389          8,083,279
NET ASSETS:
  Beginning of period......    1,150,533         2,739,058           87,758         1,777,294          771,631          1,278,452
                             -----------       -----------         --------       -----------      -----------       ------------
  End of period............  $ 8,773,156       $17,061,708         $659,661       $10,861,688      $ 5,875,020       $  9,361,731
                             ===========       ===========         ========       ===========      ===========       ============

            ---------------------------------------------------- 61
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                       GROWTH AND     INTERNATIONAL
                                                      INCOME FUND     ADVISERS FUND
                                                      SUB-ACCOUNT      SUB-ACCOUNT
                                                      ------------    -------------
OPERATIONS:
  Net investment income...........................    $      7,483    $       3,715
  Capital gains income............................          17,234         --
  Net realized (loss) gain on security
   transactions...................................          (4,508)             368
  Net unrealized appreciation of investments
   during the period..............................         282,943           24,842
                                                      ------------    -------------
  Net increase in net assets resulting from
   operations.....................................         303,152           28,925
                                                      ------------    -------------
UNIT TRANSACTIONS:
  Purchases.......................................         366,470           38,551
  Net transfers...................................       2,340,975          169,407
  Surrenders for benefit payments and fees........         (31,360)         (20,325)
  Net loan activity...............................         (13,510)        --
  Cost of insurance...............................         (80,442)          (8,886)
                                                      ------------    -------------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................       2,582,133          178,747
                                                      ------------    -------------
  Net increase in net assets......................       2,885,285          207,672
NET ASSETS:
  Beginning of period.............................          70,735            6,003
                                                      ------------    -------------
  End of period...................................    $  2,956,020    $     213,675
                                                      ============    =============

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                       GROWTH AND     INTERNATIONAL
                                                      INCOME FUND     ADVISERS FUND
                                                      SUB-ACCOUNT*    SUB-ACCOUNT*
                                                      ------------    -------------
OPERATIONS:
  Net investment income...........................    $       267     $    --
  Capital gains income............................        --               --
  Net realized gain (loss) on security
   transactions...................................             14                5
  Net unrealized appreciation of investments
   during the period..............................          5,996              239
                                                      -----------     ------------
  Net increase in net assets resulting from
   operations.....................................          6,277              244
                                                      -----------     ------------
UNIT TRANSACTIONS:
  Purchases.......................................          3,992            1,111
  Net transfers...................................         62,775            4,904
  Surrenders for benefit payments and fees........           (315)            (126)
  Net loan activity...............................        --               --
  Cost of insurance...............................         (1,994)            (130)
                                                      -----------     ------------
  Net increase in net assets resulting from unit
   transactions...................................         64,458            5,759
                                                      -----------     ------------
  Net increase in net assets......................         70,735            6,003
NET ASSETS:
  Beginning of period.............................        --               --
                                                      -----------     ------------
  End of period...................................    $    70,735     $      6,003
                                                      ===========     ============
 * From inception, August 3, 1998, to December 31,
 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 62
              ----------------------------------------------------

                                                                                   FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP       EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND          PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   -------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income........................... $    --         $    --         $     105,625   $    58,254     $     35,234
  Capital gains income............................        3,946          148,450         233,487        93,957           44,630
  Net realized (loss) gain on security
   transactions...................................          867          (12,844)          1,860       221,841            1,464
  Net unrealized appreciation of investments
   during the period..............................      716,883          638,826         132,738       896,895           89,708
                                                   ------------    -------------   -------------   -----------     ------------
  Net increase in net assets resulting from
   operations.....................................      721,696          774,432         473,710     1,270,947          171,036
                                                   ------------    -------------   -------------   -----------     ------------
UNIT TRANSACTIONS:
  Purchases.......................................      492,570          518,046       2,649,542     1,343,347          511,702
  Net transfers...................................    1,813,451        2,801,192       2,562,251    (1,869,595)         455,197
  Surrenders for benefit payments and fees........      (33,140)         (25,676)       (361,687)     (176,455)         (42,732)
  Net loan activity...............................       (7,461)          (3,502)        (14,647)      (14,296)         (16,010)
  Cost of insurance...............................      (67,116)         (86,761)       (516,570)     (188,963)         (72,617)
                                                   ------------    -------------   -------------   -----------     ------------
  Net increase (decrease) in net assets resulting
   from unit transactions.........................    2,198,304        3,203,299       4,318,889      (905,962)         835,540
                                                   ------------    -------------   -------------   -----------     ------------
  Net increase in net assets......................    2,920,000        3,977,731       4,792,599       364,985        1,006,576
NET ASSETS:
  Beginning of period.............................      136,366           72,929       6,424,495     3,503,407          990,001
                                                   ------------    -------------   -------------   -----------     ------------
  End of period................................... $  3,056,366    $   4,050,660   $  11,217,094   $ 3,868,392     $  1,996,577
                                                   ============    =============   =============   ===========     ============

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                   SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income...........................  $   --         $    --        $     14,647    $     7,173     $      6,411
  Capital gains income............................      --              --              52,127         21,143           19,232
  Net realized gain (loss) on security
   transactions...................................          235             191            690         (6,944)              68
  Net unrealized appreciation of investments
   during the period..............................       23,159           9,414        333,233        162,234           58,568
                                                    -----------    ------------   ------------    -----------     ------------
  Net increase in net assets resulting from
   operations.....................................       23,394           9,605        400,697        183,606           84,279
                                                    -----------    ------------   ------------    -----------     ------------
UNIT TRANSACTIONS:
  Purchases.......................................        4,285           5,632      1,026,458        686,112          229,316
  Net transfers...................................      114,315          62,276      4,607,992      2,484,394          567,140
  Surrenders for benefit payments and fees........       (1,068)           (433)       (66,082)       (24,102)          (8,417)
  Net loan activity...............................       (3,356)         (3,343)       (40,966)       (25,210)           5,364
  Cost of insurance...............................       (1,204)           (808)      (150,445)       (74,993)         (21,314)
                                                    -----------    ------------   ------------    -----------     ------------
  Net increase in net assets resulting from unit
   transactions...................................      112,972          63,324      5,376,957      3,046,201          772,089
                                                    -----------    ------------   ------------    -----------     ------------
  Net increase in net assets......................      136,366          72,929      5,777,654      3,229,807          856,368
NET ASSETS:
  Beginning of period.............................      --              --             646,841        273,600          133,633
                                                    -----------    ------------   ------------    -----------     ------------
  End of period...................................  $   136,366    $     72,929   $  6,424,495    $ 3,503,407     $    990,001
                                                    ===========    ============   ============    ===========     ============
 * From inception, August 3, 1998, to December 31,
 1998

            ---------------------------------------------------- 63
              ----------------------------------------------------

 SEPARATE ACCOUNT VL I
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account VL I (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

______________________________________ 64 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE & ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL I AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life & Annuity Insurance Company Separate Account VL I (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 65 ______________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                MONEY MARKET
                                                  BOND FUND      STOCK FUND         FUND
                                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                 -----------    ------------    ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 6,146,042
    Cost $6,517,756
      Market Value...........................    $6,108,317          --             --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 2,762,395
    Cost $17,713,082
      Market Value...........................        --         $ 19,743,908        --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 35,162,986
    Cost $35,162,986
      Market Value...........................        --              --         $35,162,986
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 4,786,407
    Cost $13,734,488
      Market Value...........................        --              --             --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 1,792,395
    Cost $8,630,428
      Market Value...........................        --              --             --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 599,557
    Cost $655,939
      Market Value...........................        --              --             --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 6,529,463
    Cost $22,457,967
      Market Value...........................        --              --             --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 1,627,053
    Cost $2,292,796
      Market Value...........................        --              --             --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 3,004,060
    Cost $6,359,805
      Market Value...........................        --              --             --
    Due from Hartford Life & Annuity
     Insurance Company.......................        --               54,616        463,281
    Receivable from fund shares sold.........         1,238          --             --
                                                 -----------    ------------    -----------
    Total Assets.............................     6,109,555       19,798,524     35,626,267
                                                 -----------    ------------    -----------
LIABILITIES:
    Due to Hartford Life & Annuity Insurance
     Company.................................         1,269          --             --
    Payable for fund shares purchased........        --               54,537        462,299
                                                 -----------    ------------    -----------
    Total Liabilities........................         1,269           54,537        462,299
                                                 -----------    ------------    -----------
    Net Assets (variable life contract
     liabilities)............................    $6,108,286     $ 19,743,987    $35,163,968
                                                 ===========    ============    ===========
    Units Owned by Participants..............     4,197,044        5,253,119     25,709,955
    Unit Values..............................    $ 1.455378     $   3.758526    $  1.367718

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 66
              ----------------------------------------------------

                                                                   CAPITAL           MORTGAGE
                                              ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                              -------------   -----------------   ---------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 6,146,042
    Cost $6,517,756
      Market Value...........................      --               --                 --                --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 2,762,395
    Cost $17,713,082
      Market Value...........................      --               --                 --                --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 35,162,986
    Cost $35,162,986
      Market Value...........................      --               --                 --                --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 4,786,407
    Cost $13,734,488
      Market Value........................... $ 14,190,615          --                 --                --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 1,792,395
    Cost $8,630,428
      Market Value...........................      --           $ 10,925,342           --                --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 599,557
    Cost $655,939
      Market Value...........................      --               --              $   623,234          --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 6,529,463
    Cost $22,457,967
      Market Value...........................      --               --                 --           $ 27,350,486
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 1,627,053
    Cost $2,292,796
      Market Value...........................      --               --                 --                --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 3,004,060
    Cost $6,359,805
      Market Value...........................      --               --                 --                --
    Due from Hartford Life & Annuity
     Insurance Company.......................        2,393            28,816           --                 23,192
    Receivable from fund shares sold.........      --               --                 --                --
                                              ------------      ------------        -----------     ------------
    Total Assets.............................   14,193,008        10,954,158            623,234       27,373,678
                                              ------------      ------------        -----------     ------------
LIABILITIES:
    Due to Hartford Life & Annuity Insurance
     Company.................................      --               --                 --                --
    Payable for fund shares purchased........        2,428            28,947           --                 23,875
                                              ------------      ------------        -----------     ------------
    Total Liabilities........................        2,428            28,947           --                 23,875
                                              ------------      ------------        -----------     ------------
    Net Assets (variable life contract
     liabilities)............................ $ 14,190,580      $ 10,925,211        $   623,234     $ 27,349,803
                                              ============      ============        ===========     ============
    Units Owned by Participants..............    5,287,048         3,222,333            426,305        7,630,809
    Unit Values.............................. $   2.684027      $   3.390466        $  1.461942     $   3.584129

                                                 INTERNATIONAL      DIVIDEND AND
                                               OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   ------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. - Class IA
    Shares 6,146,042
    Cost $6,517,756
      Market Value...........................        --                 --
    Hartford Stock HLS Fund, Inc. - Class IA
    Shares 2,762,395
    Cost $17,713,082
      Market Value...........................        --                 --
    Hartford Money Market HLS Fund, Inc. -
     Class IA
    Shares 35,162,986
    Cost $35,162,986
      Market Value...........................        --                 --
    Hartford Advisers HLS Fund, Inc. -
     Class IA
    Shares 4,786,407
    Cost $13,734,488
      Market Value...........................        --                 --
    Hartford Capital Appreciation HLS
     Fund, Inc. - Class IA
    Shares 1,792,395
    Cost $8,630,428
      Market Value...........................        --                 --
    Hartford Mortgage Securities HLS
     Fund, Inc. - Class IA
    Shares 599,557
    Cost $655,939
      Market Value...........................        --                 --
    Hartford Index HLS Fund, Inc. - Class IA
    Shares 6,529,463
    Cost $22,457,967
      Market Value...........................        --                 --
    Hartford International Opportunities HLS
     Fund, Inc. - Class IA
    Shares 1,627,053
    Cost $2,292,796
      Market Value...........................     $ 3,052,245           --
    Hartford Dividend and Growth HLS
     Fund, Inc. - Class IA
    Shares 3,004,060
    Cost $6,359,805
      Market Value...........................        --             $ 6,455,208
    Due from Hartford Life & Annuity
     Insurance Company.......................        --                     577
    Receivable from fund shares sold.........        --                 --
                                                  -----------       -----------
    Total Assets.............................       3,052,245         6,455,785
                                                  -----------       -----------
LIABILITIES:
    Due to Hartford Life & Annuity Insurance
     Company.................................             114           --
    Payable for fund shares purchased........        --                     588
                                                  -----------       -----------
    Total Liabilities........................             114               588
                                                  -----------       -----------
    Net Assets (variable life contract
     liabilities)............................     $ 3,052,131       $ 6,455,197
                                                  ===========       ===========
    Units Owned by Participants..............       1,284,374         2,634,320
    Unit Values..............................     $  2.376357       $  2.450422

            ---------------------------------------------------- 67
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1999

                                                 GROWTH AND     INTERNATIONAL
                                                 INCOME FUND    ADVISERS FUND
                                                 SUB-ACCOUNT     SUB-ACCOUNT
                                                 -----------    -------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS
     Fund, Inc. - Class IA
    Shares 1,498,531
    Cost $1,943,326
      Market Value...........................    $2,145,358          --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 187,834
    Cost $226,878
      Market Value...........................        --         $    262,345
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 591,371
    Cost $956,662
      Market Value...........................        --              --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 1,055,994
    Cost $1,787,486
      Market Value...........................        --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 137,789
    Cost $3,436,883
      Market Value...........................        --              --
    Fidelity VIP Overseas Portfolio
    Shares 72,487
    Cost $1,506,287
      Market Value...........................        --              --
    Fidelity VIP II Asset Manager Portfolio
    Shares 97,000
    Cost $1,710,904
      Market Value...........................        --              --
  Due from Hartford Life & Annuity Insurance
   Company...................................         2,326          --
  Receivable from fund shares sold...........        --              --
                                                 -----------    ------------
  Total Assets...............................     2,147,684          262,345
                                                 -----------    ------------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company...................................        --              --
  Payable for fund shares purchased..........         2,359          --
                                                 -----------    ------------
  Total Liabilities..........................         2,359          --
                                                 -----------    ------------
  Net Assets (variable life contract
   liabilities)..............................    $2,145,325     $    262,345
                                                 ===========    ============
  Units Owned by Participants................     1,529,997          211,426
  Unit Values................................    $ 1.402176     $   1.240838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 68
              ----------------------------------------------------

                                                                             FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                              SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                  FUND         PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
                                               SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                              -------------   ------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    Hartford Growth and Income HLS
     Fund, Inc. - Class IA
    Shares 1,498,531
    Cost $1,943,326
      Market Value...........................      --              --             --             --              --
    Hartford International Advisers HLS
     Fund, Inc. - Class IA
    Shares 187,834
    Cost $226,878
      Market Value...........................      --              --             --             --              --
    Hartford Small Company HLS Fund, Inc. -
     Class IA
    Shares 591,371
    Cost $956,662
      Market Value...........................  $ 1,293,787         --             --             --              --
    Hartford MidCap HLS Fund, Inc. -
     Class IA
    Shares 1,055,994
    Cost $1,787,486
      Market Value...........................      --         $  2,168,483        --             --              --
    Fidelity VIP Equity-Income Portfolio
    Shares 137,789
    Cost $3,436,883
      Market Value...........................      --              --        $  3,542,551        --              --
    Fidelity VIP Overseas Portfolio
    Shares 72,487
    Cost $1,506,287
      Market Value...........................      --              --             --         $ 1,989,051         --
    Fidelity VIP II Asset Manager Portfolio
    Shares 97,000
    Cost $1,710,904
      Market Value...........................      --              --             --             --          $  1,810,995
  Due from Hartford Life & Annuity Insurance
   Company...................................        6,539           7,866          5,465          8,224              303
  Receivable from fund shares sold...........      --              --             --             --              --
                                               -----------    ------------   ------------    -----------     ------------
  Total Assets...............................    1,300,326       2,176,349      3,548,016      1,997,275        1,811,298
                                               -----------    ------------   ------------    -----------     ------------
LIABILITIES:
  Due to Hartford Life & Annuity Insurance
   Company...................................      --              --             --             --              --
  Payable for fund shares purchased..........        6,540           7,873          5,510          8,257              295
                                               -----------    ------------   ------------    -----------     ------------
  Total Liabilities..........................        6,540           7,873          5,510          8,257              295
                                               -----------    ------------   ------------    -----------     ------------
  Net Assets (variable life contract
   liabilities)..............................  $ 1,293,786    $  2,168,476   $  3,542,506    $ 1,989,018     $  1,811,003
                                               ===========    ============   ============    ===========     ============
  Units Owned by Participants................      724,835       1,294,214      1,700,502        911,992          930,804
  Unit Values................................  $  1.784939    $   1.675516   $   2.083213    $  2.180961     $   1.945633

            ---------------------------------------------------- 69
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                    MONEY MARKET
                                                       BOND FUND     STOCK FUND         FUND
                                                      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                      -----------    -----------    ------------
INVESTMENT INCOME:
  Dividends.......................................     $ 333,423     $  131,640      $  800,903
                                                       ---------     ----------      ----------
CAPITAL GAINS INCOME..............................        13,422        523,019             257
                                                       ---------     ----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................       (10,936)        (1,322)        --
  Net unrealized (depreciation) appreciation of
   investments during the period..................      (395,236)     1,470,668         --
                                                       ---------     ----------      ----------
    Net (loss) gain on investments................      (406,172)     1,469,346         --
                                                       ---------     ----------      ----------
    Net (decrease) increase in net assets
     resulting from operations....................     $ (59,327)    $2,124,005      $  801,160
                                                       =========     ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 70
              ----------------------------------------------------

                                                                        CAPITAL           MORTGAGE
                                                   ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND   INDEX FUND
                                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                   -------------   -----------------   ---------------   -----------
INVESTMENT INCOME:
  Dividends.......................................  $  289,143        $   32,940          $ 34,905       $  240,349
                                                    ----------        ----------          --------       ----------
CAPITAL GAINS INCOME..............................     362,974           255,982           --               235,278
                                                    ----------        ----------          --------       ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................         201           (11,561)              (16)          (2,132)
  Net unrealized (depreciation) appreciation of
   investments during the period..................     228,460         1,988,151           (31,744)       3,270,915
                                                    ----------        ----------          --------       ----------
    Net (loss) gain on investments................     228,661         1,976,590           (31,760)       3,268,783
                                                    ----------        ----------          --------       ----------
    Net (decrease) increase in net assets
     resulting from operations....................  $  880,778        $2,265,512          $  3,145       $3,744,410
                                                    ==========        ==========          ========       ==========

                                                      INTERNATIONAL      DIVIDEND AND
                                                    OPPORTUNITIES FUND   GROWTH FUND
                                                       SUB-ACCOUNT       SUB-ACCOUNT
                                                    ------------------   ------------
INVESTMENT INCOME:
  Dividends.......................................      $   33,938         $100,615
                                                        ----------         --------
CAPITAL GAINS INCOME..............................        --                118,987
                                                        ----------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................         110,868             (461)
  Net unrealized (depreciation) appreciation of
   investments during the period..................         695,310          (25,993)
                                                        ----------         --------
    Net (loss) gain on investments................         806,178          (26,454)
                                                        ----------         --------
    Net (decrease) increase in net assets
     resulting from operations....................      $  840,116         $193,148
                                                        ==========         ========

            ---------------------------------------------------- 71
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
INVESTMENT INCOME:
  Dividends.......................................     $  5,788         $ 4,605
                                                       --------         -------
CAPITAL GAINS INCOME..............................       13,333          --
                                                       --------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................         (274)              1
  Net unrealized appreciation of investments
   during the period..............................      197,340          31,108
                                                       --------         -------
    Net gain on investments.......................      197,066          31,109
                                                       --------         -------
    Net increase in net assets resulting from
     operations...................................     $216,187         $35,714
                                                       ========         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 72
              ----------------------------------------------------

                                                                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   -----------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends.......................................   $ --           $ --           $ 23,696       $   16,232       $ 13,958
                                                     --------       --------       --------       ----------       --------
CAPITAL GAINS INCOME..............................      1,692         82,187         52,380           26,180         17,680
                                                     --------       --------       --------       ----------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Net realized (loss) gain on security
   transactions...................................      2,003         (2,189)        (4,629)         112,350            548
  Net unrealized appreciation of investments
   during the period..............................    324,664        372,819         31,327          438,753         82,405
                                                     --------       --------       --------       ----------       --------
    Net gain on investments.......................    326,667        370,630         26,698          551,103         82,953
                                                     --------       --------       --------       ----------       --------
    Net increase in net assets resulting from
     operations...................................   $328,359       $452,817       $102,774       $  593,515       $114,591
                                                     ========       ========       ========       ==========       ========

            ---------------------------------------------------- 73
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                  MONEY MARKET
                                                  BOND FUND       STOCK FUND          FUND
                                                 SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                                 ------------    -------------    ------------
OPERATIONS:
  Net investment income......................    $    333,423    $     131,640    $    800,903
  Capital gains income.......................          13,422          523,019             257
  Net realized (loss) gain on security
   transactions..............................         (10,936)          (1,322)        --
  Net unrealized (depreciation) appreciation
   of investments during the period..........        (395,236)       1,470,668         --
                                                 ------------    -------------    ------------
  Net (decrease) increase in net assets
   resulting from operations.................         (59,327)       2,124,005         801,160
                                                 ------------    -------------    ------------
UNIT TRANSACTIONS:
  Purchases..................................       1,116,710        3,539,905      97,498,245
  Net transfers..............................       2,969,489        9,958,243     (72,516,882)
  Surrenders for benefit payments and fees...         (65,653)        (426,813)       (587,181)
  Net loan activity..........................          14,226          (14,597)       (595,739)
  Cost of insurance..........................        (171,351)        (629,327)     (2,417,385)
                                                 ------------    -------------    ------------
  Net increase in net assets resulting from
   unit transactions.........................       3,863,421       12,427,411      21,381,058
                                                 ------------    -------------    ------------
  Net increase in net assets.................       3,804,094       14,551,416      22,182,218
NET ASSETS:
  Beginning of period........................       2,304,192        5,192,571      12,981,750
                                                 ------------    -------------    ------------
  End of period..............................    $  6,108,286    $  19,743,987      35,163,968
                                                 ============    =============    ============

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                                MONEY MARKET
                                                  BOND FUND      STOCK FUND         FUND
                                                 SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                 -----------    ------------    ------------
OPERATIONS:
Net investment income........................    $   106,052    $     38,074    $   178,529
Capital gains income.........................        --               18,418        --
Net realized gain (loss) on security
 transactions................................            746          (2,645)       --
Net unrealized (depreciation) appreciation of
 investments during the period...............        (16,930)        557,352        --
                                                 -----------    ------------    -----------
Net increase in net assets resulting from
 operations..................................         89,868         611,199        178,529
                                                 -----------    ------------    -----------
UNIT TRANSACTIONS:
  Purchases..................................        219,212         486,207     44,552,053
  Net transfers..............................      1,873,633       4,031,316    (32,394,672)
  Surrenders for benefit payments and fees...        (22,489)        (93,425)      (423,409)
  Net loan activity..........................        (63,707)            (57)        (6,910)
  Cost of insurance..........................        (39,274)        (74,817)      (362,173)
                                                 -----------    ------------    -----------
  Net increase (decrease) in net assets
   resulting from unit transactions..........      1,967,375       4,349,224     11,364,889
                                                 -----------    ------------    -----------
  Net increase (decrease) in net assets......      2,057,243       4,960,423     11,543,418
NET ASSETS:
  Beginning of period........................        246,949         232,148      1,438,332
                                                 -----------    ------------    -----------
  End of period..............................    $ 2,304,192    $  5,192,571    $12,981,750
                                                 ===========    ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 74
              ----------------------------------------------------

                                                                   CAPITAL           MORTGAGE
                                              ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                              -------------   -----------------   ---------------   ------------
OPERATIONS:
  Net investment income...................... $     289,143     $      32,940       $    34,905     $    240,349
  Capital gains income.......................       362,974           255,982          --                235,278
  Net realized (loss) gain on security
   transactions..............................           201           (11,561)              (16)          (2,132)
  Net unrealized (depreciation) appreciation
   of investments during the period..........       228,460         1,988,151           (31,744)       3,270,915
                                              -------------     -------------       -----------     ------------
  Net (decrease) increase in net assets
   resulting from operations.................       880,778         2,265,512             3,145        3,744,410
                                              -------------     -------------       -----------     ------------
UNIT TRANSACTIONS:
  Purchases..................................     2,459,695         2,036,106            39,491        3,166,528
  Net transfers..............................     8,314,204         3,727,669           557,329       11,023,584
  Surrenders for benefit payments and fees...      (205,445)         (262,338)           (9,550)        (339,245)
  Net loan activity..........................       (32,863)               (3)         --                (48,709)
  Cost of insurance..........................      (483,197)         (313,821)          (10,668)        (624,639)
                                              -------------     -------------       -----------     ------------
  Net increase in net assets resulting from
   unit transactions.........................    10,052,394         5,187,613           576,602       13,177,519
                                              -------------     -------------       -----------     ------------
  Net increase in net assets.................    10,933,172         7,453,125           579,747       16,921,929
NET ASSETS:
  Beginning of period........................     3,257,408         3,472,086            43,487       10,427,874
                                              -------------     -------------       -----------     ------------
  End of period.............................. $  14,190,580     $  10,925,211       $   623,234     $ 27,349,803
                                              =============     =============       ===========     ============

                                                 INTERNATIONAL      DIVIDEND AND
                                               OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   ------------
OPERATIONS:
  Net investment income......................     $     33,938      $    100,615
  Capital gains income.......................        --                  118,987
  Net realized (loss) gain on security
   transactions..............................          110,868              (461)
  Net unrealized (depreciation) appreciation
   of investments during the period..........          695,310           (25,993)
                                                  ------------      ------------
  Net (decrease) increase in net assets
   resulting from operations.................          840,116           193,148
                                                  ------------      ------------
UNIT TRANSACTIONS:
  Purchases..................................          585,350         1,379,402
  Net transfers..............................          324,908         2,970,543
  Surrenders for benefit payments and fees...          (65,954)         (155,404)
  Net loan activity..........................            5,695            (5,150)
  Cost of insurance..........................         (108,222)         (207,847)
                                                  ------------      ------------
  Net increase in net assets resulting from
   unit transactions.........................          741,777         3,981,544
                                                  ------------      ------------
  Net increase in net assets.................        1,581,893         4,174,692
NET ASSETS:
  Beginning of period........................        1,470,238         2,280,505
                                                  ------------      ------------
  End of period..............................     $  3,052,131      $  6,455,197
                                                  ============      ============

                                                                   CAPITAL           MORTGAGE
                                              ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                               SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                              -------------   -----------------   ---------------   ------------
OPERATIONS:
Net investment income........................ $     63,199      $     17,887        $     2,575     $     79,420
Capital gains income.........................       11,531            30,576           --                 12,992
Net realized gain (loss) on security
 transactions................................        1,768            (3,241)              (114)          14,698
Net unrealized (depreciation) appreciation of
 investments during the period...............      224,740           308,545                147        1,617,496
                                              ------------      ------------        -----------     ------------
Net increase in net assets resulting from
 operations..................................      301,238           353,767              2,608        1,724,606
                                              ------------      ------------        -----------     ------------
UNIT TRANSACTIONS:
  Purchases..................................      332,157           483,397              7,687          443,474
  Net transfers..............................    2,418,661         2,506,371            (37,994)       8,055,206
  Surrenders for benefit payments and fees...      (40,763)          (79,406)            (1,565)        (110,057)
  Net loan activity..........................      (23,103)         --                 --                --
  Cost of insurance..........................      (28,973)          (51,821)            (4,367)         (60,585)
                                              ------------      ------------        -----------     ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........    2,657,979         2,858,541            (36,239)       8,328,038
                                              ------------      ------------        -----------     ------------
  Net increase (decrease) in net assets......    2,959,217         3,212,308            (33,631)      10,052,644
NET ASSETS:
  Beginning of period........................      298,191           259,778             77,118          375,230
                                              ------------      ------------        -----------     ------------
  End of period.............................. $  3,257,408      $  3,472,086        $    43,487     $ 10,427,874
                                              ============      ============        ===========     ============

                                                 INTERNATIONAL      DIVIDEND AND
                                               OPPORTUNITIES FUND   GROWTH FUND
                                                  SUB-ACCOUNT       SUB-ACCOUNT
                                               ------------------   ------------
OPERATIONS:
Net investment income........................     $     18,410      $     33,160
Capital gains income.........................           17,744             8,141
Net realized gain (loss) on security
 transactions................................               77                63
Net unrealized (depreciation) appreciation of
 investments during the period...............           73,152           117,405
                                                  ------------      ------------
Net increase in net assets resulting from
 operations..................................          109,383           158,769
                                                  ------------      ------------
UNIT TRANSACTIONS:
  Purchases..................................          286,640           250,584
  Net transfers..............................        1,011,184         1,838,934
  Surrenders for benefit payments and fees...          (27,008)          (49,049)
  Net loan activity..........................          (17,916)          --
  Cost of insurance..........................          (39,292)          (41,259)
                                                  ------------      ------------
  Net increase (decrease) in net assets
   resulting from unit transactions..........        1,213,608         1,999,210
                                                  ------------      ------------
  Net increase (decrease) in net assets......        1,322,991         2,157,979
NET ASSETS:
  Beginning of period........................          147,247           122,526
                                                  ------------      ------------
  End of period..............................     $  1,470,238      $  2,280,505
                                                  ============      ============

            ---------------------------------------------------- 75
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                      GROWTH AND     INTERNATIONAL
                                                      INCOME FUND    ADVISERS FUND
                                                      SUB-ACCOUNT     SUB-ACCOUNT
                                                      -----------    -------------
OPERATIONS:
  Net investment income...........................    $    5,788       $   4,605
  Capital gains income............................        13,333         --
  Net realized (loss) gain on security
   transactions...................................          (274)              1
  Net unrealized appreciation of investments
   during the period..............................       197,340          31,108
                                                      -----------      ---------
  Net increase in net assets resulting from
   operations.....................................       216,187          35,714
                                                      -----------      ---------
UNIT TRANSACTIONS:
  Purchases.......................................       378,405          10,899
  Net transfers...................................     1,558,447         144,272
  Surrenders for benefit payments and fees........       (16,145)         (4,694)
  Net loan activity...............................        --             --
  Cost of insurance...............................       (34,387)         (4,204)
                                                      -----------      ---------
  Net increase in net assets resulting from unit
   transactions...................................     1,886,320         146,273
                                                      -----------      ---------
  Net increase in net assets......................     2,102,507         181,987
NET ASSETS:
  Beginning of period.............................        42,818          80,358
                                                      -----------      ---------
  End of period...................................    $2,145,325       $ 262,345
                                                      ===========      =========

HARTFORD LIFE & ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                                       GROWTH AND     INTERNATIONAL
                                                      INCOME FUND     ADVISERS FUND
                                                      SUB-ACCOUNT*    SUB-ACCOUNT*
                                                      ------------    -------------
OPERATIONS:
Net investment income.............................      $   138          $--
Capital gains income..............................       --               --
Net realized gain (loss) on security
 transactions.....................................           21              308
Net unrealized appreciation of investments during
 the period.......................................        4,692            4,361
                                                        -------          -------
Net increase in net assets resulting from
 operations.......................................        4,851            4,669
                                                        -------          -------
UNIT TRANSACTIONS:
  Purchases.......................................        1,000            1,000
  Net transfers...................................       37,221           75,134
  Surrenders for benefit payments and fees........         (181)            (356)
  Net loan activity...............................       --               --
  Cost of insurance...............................          (73)             (89)
                                                        -------          -------
  Net increase in net assets resulting from unit
   transactions...................................       37,967           75,689
                                                        -------          -------
  Net increase in net assets......................       42,818           80,358
NET ASSETS:
  Beginning of period.............................       --               --
                                                        -------          -------
  End of period...................................      $42,818          $80,358
                                                        =======          =======
 * From inception, August 3, 1998, to December 31,
 1998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

            ---------------------------------------------------- 76
              ----------------------------------------------------

                                                                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY     MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND           FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   -----------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income...........................  $   --         $   --         $    23,696     $   16,232      $   13,958
  Capital gains income............................        1,692         82,187         52,380         26,180          17,680
  Net realized (loss) gain on security
   transactions...................................        2,003         (2,189)        (4,629)       112,350             548
  Net unrealized appreciation of investments
   during the period..............................      324,664        372,819         31,327        438,753          82,405
                                                    -----------    -----------    -----------     ----------      ----------
  Net increase in net assets resulting from
   operations.....................................      328,359        452,817        102,774        593,515         114,591
                                                    -----------    -----------    -----------     ----------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................       67,151        231,734        626,931        332,337         305,467
  Net transfers...................................      848,771      1,448,161      1,672,590        248,522       1,086,533
  Surrenders for benefit payments and fees........      (13,485)       (16,009)      (105,540)       (67,389)        (46,507)
  Net loan activity...............................           (4)            (4)       --             --              --
  Cost of insurance...............................      (21,813)       (37,372)      (126,745)       (73,427)        (37,787)
                                                    -----------    -----------    -----------     ----------      ----------
  Net increase in net assets resulting from unit
   transactions...................................      880,620      1,626,510      2,067,236        440,043       1,307,706
                                                    -----------    -----------    -----------     ----------      ----------
  Net increase in net assets......................    1,208,979      2,079,327      2,170,010      1,033,558       1,422,297
NET ASSETS:
  Beginning of period.............................       84,807         89,149      1,372,496        955,460         388,706
                                                    -----------    -----------    -----------     ----------      ----------
  End of period...................................  $ 1,293,786    $ 2,168,476    $ 3,542,506     $1,989,018      $1,811,003
                                                    ===========    ===========    ===========     ==========      ==========

                                                                                  FIDELITY VIP    FIDELITY VIP   FIDELITY VIP II
                                                   SMALL COMPANY      MIDCAP      EQUITY-INCOME     OVERSEAS      ASSET MANAGER
                                                       FUND            FUND         PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                   SUB-ACCOUNT*    SUB-ACCOUNT*    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                   -------------   ------------   -------------   ------------   ---------------
OPERATIONS:
Net investment income.............................   $ --            $--           $    1,864      $      540      $    5,839
Capital gains income..............................     --             --                6,635           1,592          17,517
Net realized gain (loss) on security
 transactions.....................................       (148)            19           (1,856)             89             (16)
Net unrealized appreciation of investments during
 the period.......................................     12,462          8,178           70,207          44,647          15,814
                                                     --------        -------       ----------      ----------      ----------
Net increase in net assets resulting from
 operations.......................................     12,314          8,197           76,850          46,868          39,154
                                                     --------        -------       ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases.......................................     10,618          1,000          213,483         152,670          54,314
  Net transfers...................................     62,509         80,559        1,066,683         770,437         134,602
  Surrenders for benefit payments and fees........       (439)          (361)         (28,144)        (16,660)        (10,808)
  Net loan activity...............................     --             --              --              --              --
  Cost of insurance...............................       (195)          (246)         (15,372)        (19,327)         (5,833)
                                                     --------        -------       ----------      ----------      ----------
  Net increase in net assets resulting from unit
   transactions...................................     72,493         80,952        1,236,650         887,120         172,275
                                                     --------        -------       ----------      ----------      ----------
  Net increase in net assets......................     84,807         89,149        1,313,500         933,988         211,429
NET ASSETS:
  Beginning of period.............................     --             --               58,996          21,472         177,277
                                                     --------        -------       ----------      ----------      ----------
  End of period...................................   $ 84,807        $89,149       $1,372,496      $  955,460      $  388,706
                                                     ========        =======       ==========      ==========      ==========
 * From inception, August 3, 1998, to December 31,
 1998

            ---------------------------------------------------- 77
              ----------------------------------------------------

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE & ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

 1.  ORGANIZATION:

    Separate Account VL II (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a)  DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE--
       On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from the applicable contractholders' accounts.

______________________________________ 78 ______________________________________

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE & ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life & Annuity Insurance Company Separate Account VL II (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, Growth and Income Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

______________________________________ 79 ______________________________________

-------------------------------------------------------------------------------


Hartford Life Insurance Companies                       BULK RATE
P.O. Box 2999                                           U.S. POSTAGE PAID
Hartford, CT 06104-2999                                 PERMIT #20
                                                        HOLLISTON, MA 01746



HV-2232-2

Printed in U.S.A.-Registered Trademark-   1999 The Hartford, Hartford, CT 06115